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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21531

TFS Capital Investment Trust
(Exact name of registrant as specified in charter)

10 N. High Street, Suite 500 West Chester, PA	19380
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

COMMON STOCKS - 92.6%	Shares	Value
Consumer Discretionary - 14.9%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a) (b)	55,718	$1,136,647
Cooper-Standard Holdings, Inc. (a) (b)	10,482	1,103,545
Horizon Global Corporation (a)	2,829	55,364
Metaldyne Performance Group, Inc.	1,731	40,852
Modine Manufacturing Company (a)	2,775	37,740
Shiloh Industries, Inc. (a)	28,529	342,063
Spartan Motors, Inc.	4,450	35,155
Standard Motor Products, Inc.	943	47,027
Stoneridge, Inc. (a)	6,889	113,048
STRATTEC Security Corporation	564	17,371
Tenneco, Inc. (a) (b)	2,469	166,534
Tower International, Inc.	11,000	288,200
Visteon Corporation (a)	296	26,513
		3,410,059
Automobiles - 0.2%
General Motors Company	12,959	474,429

Distributors - 0.0% (c)
Acme United Corporation	1,262	30,742
AMCON Distributing Company	744	76,632
		107,374
Diversified Consumer Services - 1.2%
Apollo Education Group, Inc. (a)	109,798	1,096,882
Ascent Capital Group, Inc. - Class A (a)	46,549	721,044
Bright Horizons Family Solutions, Inc. (a)	2,929	207,549
Cambium Learning Group, Inc. (a)	2,767	13,946
Capella Education Company	1,456	124,488
Graham Holdings Company - Class B	923	479,545
K12, Inc. (a)	13,864	276,309
Liberty Tax, Inc.	42	563
LifeLock, Inc. (a)	1,679	40,229
Matthews International Corporation - Class A	357	24,079
Service Corporation International	16,436	478,781
		3,463,415
Hotels, Restaurants & Leisure - 1.7%
Aramark	14,036	474,978
Arcos Dorados Holdings, Inc. - Class A (a)	164,364	953,311
Ark Restaurants Corporation	911	20,561
Biglari Holdings, Inc. (a)	553	245,090
Bloomin' Brands, Inc. (b)	55,847	955,542
Bojangles', Inc. (a)	2,299	45,520
Caesars Entertainment Corporation (a)	40,248	360,220
Century Casinos, Inc. (a)	13,094	92,313
Choice Hotels International, Inc.	1,741	96,625
Denny's Corporation (a)	12,817	155,983
Dover Motorsports, Inc.	3,264	7,344
Golden Entertainment, Inc.	6,451	71,090
International Speedway Corporation - Class A (b)	1,184	43,394
Intrawest Resorts Holdings, Inc. (a)	1,276	26,298

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 14.9% (Continued)
Hotels, Restaurants & Leisure - 1.7% (Continued)
Isle of Capri Casinos, Inc. (a) (b)	2,941	$70,025
La Quinta Holdings, Inc. (a)	1,521	21,492
Lindblad Expeditions Holdings, Inc. (a)	2,710	24,363
Luby's, Inc. (a)	4,062	14,907
Marcus Corporation (The) (b)	4,398	130,401
MGM Resorts International (a)	356	10,253
Monarch Casino & Resort, Inc. (a)	2,245	53,341
Nathan's Famous, Inc. (a)	1,621	101,312
RCI Hospitality Holdings, Inc.	2,794	49,035
Red Lion Hotels Corporation (a)	13,851	110,808
Red Rock Resorts, Inc. - Class A	1,045	24,537
Ruth's Hospitality Group, Inc. (b)	4,541	77,878
Scientific Games Corporation - Class A (a)	12,170	206,890
Speedway Motorsports, Inc.	7,206	154,857
Texas Roadhouse, Inc.	1,108	51,677
		4,650,045
Household Durables - 1.4%
Beazer Homes USA, Inc. (a) (b)	76,683	1,093,500
Century Communities, Inc. (a)	1,972	44,863
CSS Industries, Inc.	100	2,462
Dixie Group, Inc. (The) (a)	16,471	57,648
Flexsteel Industries, Inc. (b)	7,611	387,095
Green Brick Partners, Inc. (a)	70	672
Helen of Troy Ltd. (a)	413	38,533
Hooker Furniture Corporation	794	26,361
Libbey, Inc. (b)	12,644	216,339
Lifetime Brands, Inc.	7,835	117,133
Mohawk Industries, Inc. (a)	2,096	452,401
Skyline Corporation (a)	205	2,146
Taylor Morrison Home Corporation - Class A (a)	43,240	838,856
Toll Brothers, Inc. (a)	14,938	468,456
UCP, Inc. - Class A (a)	427	4,846
		3,751,311
Internet & Direct Marketing Retail - 1.7%
Blue Nile, Inc. (b)	28,577	1,163,370
Liberty Interactive Corporation QVC Group - Series A (a)	5,660	108,559
Liberty TripAdvisor Holdings, Inc. - Series A (a)	2,849	51,139
Liberty Ventures - Series A (a)	21,041	918,440
Overstock.com, Inc. (a) (b)	46,746	775,983
Priceline Group, Inc. (The) (a)	275	433,161
RetailMeNot, Inc. (a)	2,903	26,272
Travelport Worldwide Ltd. (b)	81,873	1,175,696
U.S. Auto Parts Network, Inc. (a)	8,928	30,266
		4,682,886
Leisure Products - 0.8%
Black Diamond, Inc. (a)	22,185	124,236
Brunswick Corporation	8,685	519,884
Callaway Golf Company (b)	99,588	1,128,332
Johnson Outdoors, Inc. - Class A	15,122	521,407
Marine Products Corporation	282	3,218

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 14.9% (Continued)
Leisure Products - 0.8% (Continued)
MCBC Holdings, Inc.	4,669	$65,132
		2,362,209
Media - 1.8%
A.H. Belo Corporation - Class A	12,910	81,979
Clear Channel Outdoor Holdings, Inc. - Class A	51	253
E.W. Scripps Company (The) - Class A (a)	230	4,480
Entravision Communication Corporation - Class A	6,051	32,675
Harte-Hanks, Inc.	86,100	134,316
Interpublic Group of Companies, Inc. (The)	20,097	472,882
Liberty Braves Group - Series A (a)	2,030	40,499
Liberty Formula One Group - Series A (a)	879	25,473
Lions Gate Entertainment Corporation - Class B (a)	75	2,009
MDC Partners, Inc. - Class A	54,457	348,525
New Media Investment Group, Inc.	309	4,709
News Corporation - Class A	39,575	486,377
Saga Communications, Inc. - Class A	201	10,110
Scholastic Corporation (b)	23,715	1,085,673
Time, Inc. (b)	59,323	1,141,968
tronc, Inc. (b)	79,554	1,054,886
		4,926,814
Multi-Line Retail - 0.2%
Dollar Tree, Inc. (a)	5,566	429,640

Specialty Retail - 3.0%
Aaron's, Inc.	6,483	200,584
Barnes & Noble Education, Inc. (a)	102,254	1,027,653
Cabela's, Inc. (a)	15,499	866,239
Caleres, Inc.	23,563	724,562
Chico's FAS, Inc.	14,850	200,326
Christopher & Banks Corporation (a)	432	579
Citi Trends, Inc.	5,999	96,284
Five Below, Inc. (a)	189	7,532
Haverty Furniture Companies, Inc.	21,566	470,139
Lowe's Companies, Inc.	6,179	451,561
Murphy USA, Inc. (a) (b)	10,684	680,571
New York & Company, Inc. (a)	16,352	35,484
Office Depot, Inc. (b)	253,650	1,128,742
Rent-A-Center, Inc.	384	3,441
Sears Hometown and Outlet Stores, Inc. (a)	2,775	10,129
Sonic Automotive, Inc. - Class A	43,345	1,014,273
Staples, Inc.	51,820	476,744
Stein Mart, Inc.	2,595	9,498
Systemax, Inc.	13,073	110,859
TJX Companies, Inc. (The)	6,311	472,820
TravelCenters of America, LLC (a) (b)	57,147	405,744
Winmark Corporation	214	23,700
		8,417,464
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	4,706	394,127
Columbia Sportswear Company	19,287	1,048,634
Hanesbrands, Inc.	19,312	457,887

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 14.9% (Continued)
Textiles, Apparel & Luxury Goods - 1.7% (Continued)
Lakeland Industries, Inc. (a)	10,343	$112,222
Perry Ellis International, Inc. (a) (b)	36,526	861,648
PVH Corporation	5,104	478,806
Ralph Lauren Corporation	846	74,812
Rocky Brands, Inc.	6,307	79,784
Steven Madden Ltd. (a)	13,455	473,616
Superior Uniform Group, Inc.	4,996	85,032
Unifi, Inc. (a)	20,804	559,420
		4,625,988
Consumer Staples - 5.1%
Beverages - 0.9%
Coca-Cola Bottling Company Consolidated	4,658	786,457
Cott Corporation (b)	83,052	880,351
Molson Coors Brewing Company - Class B	3,383	326,527
National Beverage Corporation	19	954
PepsiCo, Inc.	4,202	436,083
Primo Water Corporation (a)	1,984	25,633
		2,456,005
Food & Staples Retailing - 1.1%
Andersons, Inc. (The) (b)	29,275	1,105,131
Performance Food Group Company (a)	1,182	26,181
SpartanNash Company (b)	26,509	1,003,631
SUPERVALU, Inc. (a)	465	1,823
US Foods Holding Corporation (a)	16,212	440,966
Walgreen Boots Alliance, Inc.	5,770	472,794
Weis Markets, Inc.	635	37,745
		3,088,271
Food Products - 2.1%
Adecoagro S.A. (a)	2,294	26,542
Alico, Inc.	121	3,261
Archer-Daniels-Midland Company	9,852	436,049
Bunge Ltd.	6,875	475,819
Darling Ingredients, Inc. (a) (b)	93,988	1,127,856
Dean Foods Company	632	12,551
Fresh Del Monte Produce, Inc.	2,175	124,519
Hain Celestial Group, Inc. (The) (a)	11,808	467,124
J & J Snack Foods Corporation	303	38,654
Kellogg Company	6,666	484,685
Lancaster Colony Corporation	1,404	183,994
Lifeway Foods, Inc. (a)	10,603	114,194
Omega Protein Corporation (a) (b)	41,445	1,034,053
Sanderson Farms, Inc.	8,540	777,140
Seaboard Corporation (a)	42	161,700
Seneca Foods Corporation - Class A (a) (b)	9,079	325,482
		5,793,623
Household Products - 0.7%
Central Garden & Pet Company - Class A (a)	30,726	945,746
HRG Group, Inc. (a) (b)	67,463	1,135,403
		2,081,149
Personal Products - 0.2%
Edgewell Personal Care Company (a)	6,156	485,339

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Staples - 5.1% (Continued)
Personal Products - 0.2% (Continued)
Inter Parfums, Inc.	1,524	$51,968
Nutraceutical International Corporation	1,227	41,105
Revlon, Inc. - Class A (a)	1,471	49,205
		627,617
Tobacco - 0.1%
Universal Corporation	2,844	193,392

Energy - 5.7%
Energy Equipment & Services - 1.5%
Archrock, Inc. (b)	26,653	389,134
Aspen Aerogels, Inc. (a)	23,200	108,112
Baker Hughes, Inc.	7,759	489,438
Dril-Quip, Inc. (a)	50	3,110
Exterran Corporation (a)	25,402	787,970
Gulf Island Fabrication, Inc.	33,494	465,567
Independence Contract Drilling, Inc. (a)	871	5,522
ION Geophysical Corporation (a)	20,590	119,422
Matrix Service Company (a)	2,841	63,638
Natural Gas Services Group, Inc. (a)	19,464	558,617
Oceaneering International, Inc.	15,720	437,802
Oil States International, Inc. (a)	20	790
Parker Drilling Company (a)	96,361	245,720
RigNet, Inc. (a) (b)	15,133	298,877
Willbros Group, Inc. (a)	67,689	205,098
		4,178,817
Oil, Gas & Consumable Fuels - 4.2%
Abraxas Petroleum Corporation (a)	7,756	19,157
Adams Resources & Energy, Inc.	2,943	114,041
Aegean Marine Petroleum Network, Inc.	27,737	306,494
Alon USA Energy, Inc.	89,063	1,002,849
Ardmore Shipping Corporation	83	610
Carrizo Oil & Gas, Inc. (a)	28,966	1,024,238
Clean Energy Fuels Corporation (a)	38,561	99,873
ConocoPhillips	9,523	464,342
Contango Oil & Gas Company (a)	70,594	571,811
Cosan Ltd. - Class A	112,347	918,999
Eclipse Resources Corporation (a)	15,992	39,340
Enbridge Energy Management, LLC (a)	1	2
Enerplus Corporation	4,655	41,569
Evolution Petroleum Corporation	4,287	37,297
Gener8 Maritime, Inc. (a)	5,265	26,588
Golar LNG Ltd.	7,575	195,890
Gran Tierra Energy, Inc. (a)	9,743	25,137
Green Plains, Inc.	47,151	1,060,898
Hallador Energy Company	4,716	44,330
InterOil Corporation (a)	901	43,095
Kinder Morgan, Inc.	21,463	479,483
Laredo Petroleum, Inc. (a)	63,462	859,910
Lonestar Resources US, Inc. - Class A (a)	4,683	32,781
Marathon Petroleum Corporation	9,663	464,307
Navigator Holdings Ltd. (a)	2,272	26,242

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 5.7% (Continued)
Oil, Gas & Consumable Fuels - 4.2% (Continued)
Navios Maritime Acquisition Corporation	16,763	$31,179
Newfield Exploration Company (a)	11,133	446,211
Overseas Shipholding Group, Inc. - Class A	4,532	22,252
Pacific Ethanol, Inc. (a)	55,383	393,219
Panhandle Oil & Gas, Inc. - Class A	3,285	72,270
PDC Energy, Inc. (a) (b)	2,816	208,215
Pengrowth Energy Corporation (a)	25,645	32,056
QEP Resources, Inc. (a)	74,914	1,306,500
Renewable Energy Group, Inc. (a)	16,050	139,635
RSP Permian, Inc. (a)	5,035	214,290
Sanchez Energy Corporation (a)	146	1,936
StealthGas, Inc. (a)	5,771	22,449
Tesoro Corporation	5,812	469,900
TransGlobe Energy Corporation (a)	71,741	120,525
Tsakos Energy Navigation Ltd. (b)	14,590	69,011
Western Refining, Inc.	1,600	56,016
		11,504,947
Financials - 7.1%
Banks - 2.0%
1st Source Corporation	5,988	270,119
American National Bankshares, Inc.	236	8,378
Anchor Bancorp, Inc. (a)	1,812	48,833
BancorpSouth, Inc.	7,101	210,900
BankUnited, Inc.	3,803	145,275
Banner Corporation	3,727	209,159
Bryn Mawr Bank Corporation	647	25,912
Cardinal Financial Corporation	848	26,593
Cascade Bancorp (a)	3,311	26,389
Central Pacific Financial Corporation	1,037	32,489
Central Valley Community Bancorp	1,208	24,438
City Holding Company	130	8,462
Civista Bancshares, Inc.	41	840
Community Trust Bancorp, Inc.	864	39,960
County Bancorp, Inc.	585	15,970
Eagle Bancorp, Inc. (a)	3,230	197,837
East West Bancorp, Inc.	9,500	488,680
Enterprise Financial Services Corporation	1,328	55,311
Financial Institutions, Inc.	1,126	37,102
First Citizens BancShares, Inc. - Class A	588	215,643
First Guaranty Bancshares, Inc.	1,249	28,665
First Horizon National Corporation	1	1
First Merchants Corporation	3,609	138,333
First Midwest Bancorp, Inc.	19,988	485,309
Franklin Financial Network, Inc. (a)	2,034	78,411
Great Southern Bancorp, Inc.	526	26,326
Guaranty Bancorp	1,025	24,805
Heritage Commerce Corporation	4,110	57,704
Heritage Financial Corporation	1,504	38,352
Heritage Oaks Bancorp	31	420
HomeTrust Bancshares, Inc. (a)	982	24,304
Hope Bancorp, Inc.	9,627	201,301

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 7.1% (Continued)
Banks - 2.0% (Continued)
IBERIABANK Corporation	2,651	$217,780
Independent Bank Corporation (Michigan)	1,173	24,633
International Bancshares Corporation	3,617	134,191
Investar Holding Corporation	357	6,694
LegacyTexas Financial Group, Inc.	24	992
MainSource Financial Group, Inc.	1,138	37,395
MB Financial, Inc.	4,474	199,227
Mercantile Bank Corporation	1,057	34,141
Old Line Bancshares, Inc.	745	19,973
Pacific Continental Corporation	1,926	47,765
Park Sterling Corporation	1,878	21,973
People's Utah Bancorp	25	631
PrivateBancorp, Inc.	3,918	214,158
QCR Holdings, Inc.	581	24,373
Seacoast Banking Corporation of Florida (a) (b)	4,223	91,977
Select Bancorp, Inc. (a)	5,438	56,174
Sierra Bancorp	1,621	43,378
South State Corporation	2,198	196,501
State Bank Financial Corporation	4,409	116,574
Sterling Bancorp	8,945	213,338
Suffolk Bancorp	1,001	41,461
TriCo Bancshares	6,712	247,471
Triumph Bancorp, Inc. (a)	973	26,320
Umpqua Holdings Corporation	11,712	214,447
Union Bankshares Corporation	5,922	217,693
United Bankshares, Inc.	40	1,792
West Bancorporation, Inc.	1,374	31,327
Xenith Banchares, Inc. (a)	485	12,629
		5,687,229
Capital Markets - 1.3%
Actua Corporation (a)	7,372	105,420
Affiliated Managers Group, Inc. (a)	2,900	441,844
American Capital Senior Floating Ltd.	149	1,862
Apollo Investment Corporation	6,694	39,227
Ashford, Inc. (a)	253	13,379
BGC Partners, Inc. - Class A	18,889	209,101
Capital Southwest Corporation	5,902	98,150
Fifth Street Finance Corporation	13,202	71,819
Fifth Street Senior Floating Rate Corporation	7,667	78,050
Gladstone Investment Corporation	9,012	78,945
Golub Capital BDC, Inc.	1,316	24,583
Harvest Capital Credit Corporation	183	2,588
Houlihan Lokey, Inc.	7,523	233,965
Ladenburg Thalmann Financial Services, Inc. (a)	1,266	2,912
Medley Capital Corporation	8,849	66,013
MVC Capital, Inc.	10,902	93,212
New Mountain Finance Corporation	2,984	41,925
OFS Capital Corporation	8,559	122,565
OM Asset Management plc	78,710	1,109,811
Oppenheimer Holdings, Inc. - Class A	14,058	240,392
PennantPark Investment Corporation	9,293	73,322

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 7.1% (Continued)
Capital Markets - 1.3% (Continued)
Silvercrest Asset Management Group, Inc. - Class A	8,996	$125,044
Solar Capital Ltd.	3,576	75,883
Stellus Capital Investment Corporation	3,254	43,343
THL Credit, Inc.	6,273	64,424
TICC Capital Corporation	2,376	16,371
TriplePoint Venture Growth BDC Corporation	2,016	26,087
Virtu Financial, Inc. - Class A	1	17
Virtus Investment Partners, Inc.	16	1,744
		3,501,998
Consumer Finance - 1.2%
Discover Financial Services	6,102	422,747
FirstCash, Inc.	25,235	1,077,534
Green Dot Corporation - Class A (a)	40,536	1,086,365
Nelnet, Inc. - Class A	5,811	284,913
Synchrony Financial	13,095	469,063
		3,340,622
Diversified Financial Services - 0.3%
Global Eagle Entertainment, Inc. (a)	194	1,195
NewStar Financial, Inc. (a)	12,105	107,492
On Deck Capital, Inc. (a)	350	1,761
PHH Corporation (a)	31,627	461,122
S&P Global, Inc.	1,227	147,461
TPG Specialty Lending, Inc.	3,745	68,421
		787,452
Insurance - 1.7%
Alleghany Corporation (a)	734	448,892
American Equity Investment Life Holding Company	25,731	607,252
American National Insurance Company	765	89,191
Argo Group International Holdings Ltd.	3,882	248,254
Baldwin & Lyons, Inc. - Class B	3,795	91,080
Donegal Group, Inc. - Class A	7,160	117,925
EMC Insurance Group, Inc.	904	26,352
FBL Financial Group, Inc. - Class A	3,174	221,545
First American Financial Corporation	20,282	762,198
FNF Group	3,902	137,975
Hallmark Financial Services, Inc. (a)	2,993	32,743
James River Group Holdings Ltd.	2,815	111,615
National General Holdings Corporation	14,806	362,599
OneBeacon Insurance Group Ltd. - Class A	2,671	43,350
ProAssurance Corporation	16,129	877,418
State National Companies, Inc.	3,093	42,560
Third Point Reinsurance Ltd. (a)	35,014	400,910
		4,621,859
Mortgage Real Estate Investment Trusts (REITs) - 0.0% (c)
Drive Shack, Inc.	20,170	83,504
Ladder Capital Corporation	5,785	78,444
		161,948
Thrifts & Mortgage Finance - 0.6%
Bank Mutual Corporation	3,890	37,150
EverBank Financial Corporation	17,584	341,657
First Financial Northwest, Inc.	1,260	26,145

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 7.1% (Continued)
Thrifts & Mortgage Finance - 0.6% (Continued)
Flagstar Bancorp, Inc. (a)	2,966	$76,434
Guaranty Federal Bancshares, Inc.	733	14,953
NMI Holdings, Inc. - Class A (a)	3,327	35,932
Poage Bankshares, Inc.	311	6,204
Stonegate Mortgage Corporation (a)	2,975	23,056
WSFS Financial Corporation	23,512	1,065,094
		1,626,625
Health Care - 21.8%
Biotechnology - 8.7%
AbbVie, Inc.	7,554	461,625
Acceleron Pharma, Inc. (a)	35,425	860,119
Advaxis, Inc. (a)	45,033	403,496
Adverum Biotechnologies, Inc. (a)	9,304	26,982
Aevi Genomic Medicine, Inc (a)	24,384	116,068
Agios Pharmaceuticals, Inc. (a)	21,091	907,546
Aldeyra Therapeutics, Inc. (a)	5,337	29,087
Alkermes plc (a)	478	25,865
Amgen, Inc.	3,049	477,717
Applied Genetic Technologies Corporation (a)	6,569	47,625
Ardelyx, Inc. (a)	52,991	635,892
Aviragen Therapeutics, Inc. (a)	5,637	7,328
Bellicum Pharmaceuticals, Inc. (a)	32,595	436,121
Biogen, Inc. (a)	1,625	450,515
BioMarin Pharmaceutical, Inc. (a)	4,426	387,850
BioSpecifics Technologies Corporation (a) (b)	21,477	1,101,555
Biostage, Inc. (a)	1	1
Blueprint Medicines Corporation (a)	9,032	307,811
BrainStorm Cell Therapeutics, Inc. (a)	4,390	12,468
Cascadian Therapeutics, Inc. (a)	4,487	18,576
Catalyst Pharmaceutical, Inc. (a)	8,994	10,073
Celgene Corporation (a)	3,913	454,495
China Biologic Products, Inc. (a) (b)	8,161	929,864
Cidara Therapeutics, Inc. (a)	5,217	51,648
Coherus Biosciences, Inc. (a) (b)	33,295	928,931
CoLucid Pharmaceuticals, Inc. (a)	376	17,428
Concert Pharmaceuticals, Inc. (a)	3,798	33,612
Corvus Pharmaceuticals, Inc. (a)	8,677	122,519
Curis, Inc. (a)	299,142	858,538
CytomX Therapeutics, Inc. (a)	1,973	22,926
Dicerna Pharmaceuticals, Inc. (a)	27,006	67,245
Dimension Therapeutics, Inc. (a)	27,692	53,999
Edge Therapeutics, Inc. (a)	12,358	119,008
Enzymotec Ltd. (a)	1,480	12,210
Esperion Therapeutics, Inc. (a)	247	2,994
Fate Therapeutics, Inc. (a)	12,825	35,012
FibroGen, Inc. (a)	47,397	1,073,542
Genomic Health, Inc. (a) (b)	39,226	1,077,930
Gilead Sciences, Inc.	6,452	467,447
Ignyta, Inc. (a)	4,708	23,069
Immune Design Corporation (a)	16,237	91,739
Intec Pharma Ltd. (a)	7,322	37,159

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 21.8% (Continued)
Biotechnology - 8.7% (Continued)
Ironwood Pharmaceuticals, Inc. (a)	32,082	$461,339
Karyopharm Therapeutics, Inc. (a) (b)	77,962	806,907
Kindred Biosciences, Inc. (a)	6,168	40,400
Lexicon Pharmaceuticals, Inc. (a)	2,879	41,256
Luna Innovations, Inc. (a)	12,657	24,934
MacroGenics, Inc. (a) (b)	56,961	1,052,070
Madrigal Pharmaceuticals, Inc. (a)	408	6,234
MEI Pharma, Inc. (a)	28,873	43,310
Mirati Therapeutics, Inc. (a)	398	2,030
Myriad Genetics, Inc. (a)	82	1,327
Natera, Inc. (a) (b)	120,221	1,077,180
Neurocrine Biosciences, Inc. (a)	6,564	281,661
Novelion Therapeutics, Inc. (a)	1,723	16,300
Pfenex, Inc. (a) (b)	56,180	448,316
PharmAthene, Inc. (a)	289,559	897,633
Progenics Pharmaceuticals, Inc. (a) (b)	124,443	1,110,032
Rigel Pharmaceuticals, Inc. (a)	33,119	68,888
SciClone Pharmaceuticals, Inc. (a) (b)	101,694	1,032,194
Selecta Biosciences, Inc. (a)	466	6,524
Sinovac Biotech Ltd. (a)	9,907	55,776
Sunesis Pharmaceuticals, Inc. (a)	21,002	85,268
Syndax Pharmaceuticals, Inc. (a)	54	410
TRACON Pharmaceuticals, Inc. (a)	201	965
Vanda Pharmaceuticals, Inc. (a) (b)	78,863	1,115,911
Versartis, Inc. (a)	75,732	1,082,968
Voyager Therapeutics, Inc. (a)	2,832	33,757
Xencor, Inc. (a) (b)	48,048	1,144,984
		24,144,209
Health Care Equipment & Supplies - 4.6%
Accuray, Inc. (a)	68	391
Alere, Inc. (a)	67	2,479
Analogic Corporation	13,865	1,076,617
AngioDynamics, Inc. (a) (b)	64,230	1,033,782
Antares Pharma, Inc. (a)	14,800	32,560
Atrion Corporation	83	40,554
Baxter International, Inc.	10,413	498,887
Cantel Medical Corporation (b)	14,168	1,096,745
Cogentix Medical, Inc. (a)	2,550	4,794
CONMED Corporation	7,476	333,355
Cooper Companies, Inc. (The)	665	122,766
Cutera, Inc. (a)	2,471	45,713
Derma Sciences, Inc. (a)	3,235	22,645
Exactech, Inc. (a) (b)	6,557	161,630
FONAR Corporation (a)	6,364	120,280
Halyard Health, Inc. (a) (b)	24,640	947,901
Hill-Rom Holdings, Inc. (b)	23,597	1,389,155
Hologic, Inc. (a)	11,173	452,842
Integra LifeSciences Holdings Corporation (a) (b)	25,744	1,074,297
Invuity, Inc. (a)	1,748	11,362
Kewaunee Scientific Corporation	2,060	52,221
Lantheus Holdings, Inc. (a)	2,636	22,406

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 21.8% (Continued)
Health Care Equipment & Supplies - 4.6% (Continued)
LeMaitre Vascular, Inc. (b)	19,896	$451,838
LivaNova plc (a)	8,296	399,079
Merit Medical Systems, Inc. (a)	980	24,892
Misonix, Inc. (a)	1,940	20,564
Natus Medical, Inc. (a) (b)	28,986	1,131,903
Nuvectra Corporation (a)	4,615	35,905
OraSure Technologies, Inc. (a) (b)	5,791	51,077
Oxford Immunotec Global plc (a)	2,501	33,788
Quidel Corporation (a)	794	15,070
SeaSpine Holdings Corporation (a)	17,397	126,650
Span-America Medical Systems, Inc.	200	3,988
Syneron Medical Ltd. (a)	105,169	1,004,364
Tactile Systems Technology, Inc. (a)	1,670	25,735
Utah Medical Products, Inc. (b)	1,891	117,620
Varex Imaging Corporation (a)	1,269	36,478
Varian Medical Systems, Inc. (a)	3,172	246,306
Vascular Solutions, Inc. (a)	721	40,340
Zimmer Biomet Holdings, Inc.	4,192	496,039
		12,805,018
Health Care Providers & Services - 3.2%
Addus HomeCare Corporation (a) (b)	33,206	1,133,985
Aetna, Inc.	3,978	471,831
Alliance HealthCare Services, Inc. (a)	13,125	128,297
Almost Family, Inc. (a)	1,041	49,187
BioTelemetry, Inc. (a)	6,154	141,850
Cigna Corporation	3,303	482,965
Civitas Solutions, Inc. (a) (b)	50,707	927,938
CorVel Corporation (a) (b)	13,152	504,379
Five Star Quality Care, Inc. (a)	42,142	120,105
HMS Holdings Corporation (a)	1,459	26,495
Humana, Inc.	2,385	473,422
LHC Group, Inc. (a)	3,157	158,260
Magellan Health, Inc. (a)	20,859	1,563,382
National Research Corporation - Class A	359	6,265
Providence Service Corporation (The) (a)	1,598	61,763
RadNet, Inc. (a)	4,707	27,301
Surgery Partners, Inc. (a)	2,413	44,640
Surgical Care Affiliates, Inc. (a)	438	24,747
Tenet Healthcare Corporation (a)	44	774
Triple-S Management Corporation - Class B (a)	21,149	404,157
Universal American Corporation (a) (b)	112,687	1,120,109
Veracyte, Inc. (a)	54,304	400,764
WellCare Health Plans, Inc. (a)	3,334	485,230
		8,757,846
Health Care Technology - 0.3%
HealthStream, Inc. (a)	32,803	753,157
Vocera Communications, Inc. (a)	1,000	20,750
		773,907
Life Sciences Tools & Services - 2.0%
Cambrex Corporation (a) (b)	2,361	123,835
Charles River Laboratories International, Inc. (a)	11,861	958,369

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 21.8% (Continued)
Life Sciences Tools & Services - 2.0% (Continued)
Harvard Bioscience, Inc. (a)	48,435	$145,305
INC Research Holdings, Inc. - Class A (a)	24,759	1,312,227
NanoString Technologies, Inc. (a)	1,910	34,456
PerkinElmer, Inc.	945	50,265
PRA Health Sciences, Inc. (a)	19,973	1,170,218
Thermo Fisher Scientific, Inc.	3,121	475,609
VWR Corporation (a) (b)	35,870	929,392
Waters Corporation (a)	3,199	453,138
		5,652,814
Pharmaceuticals - 3.0%
Amphastar Pharmaceuticals, Inc. (a)	15,697	247,228
Assembly Biosciences, Inc. (a)	1,304	24,215
Cardiome Pharma Corporation (a)	9,582	28,267
Catalent, Inc. (a) (b)	41,403	1,107,944
Corium International, Inc. (a)	9,967	37,974
Cumberland Pharmaceuticals, Inc. (a)	5,704	35,137
DURECT Corporation (a)	112,150	118,879
Flex Pharma, Inc. (a)	441	1,923
Heska Corporation (a)	3,376	268,797
Horizon Pharma plc (a)	58,540	958,300
Impax Laboratories, Inc. (a) (b)	78,442	1,031,512
Intersect ENT, Inc. (a)	68,535	925,222
Juniper Pharmaceuticals, Inc. (a)	18,759	97,547
MediWound Ltd. (a)	10,938	62,346
MyoKardia, Inc. (a)	10,114	113,277
Nektar Therapeutics (a)	20,333	246,233
Perrigo Company plc	6,118	465,886
Phibro Animal Health Corporation - Class A (b)	44,090	1,177,203
Prestige Brands Holdings, Inc. (a) (b)	20,138	1,062,481
Supernus Pharmaceuticals, Inc. (a)	5,738	155,213
VIVUS, Inc. (a)	78,571	88,785
		8,254,369
Industrials - 11.9%
Aerospace & Defense - 1.4%
Aerojet Rocketdyne Holdings, Inc. (a)	9,409	170,397
Curtiss-Wright Corporation	10,862	1,065,128
Ducommun, Inc. (a)	27,002	800,069
Esterline Technologies Corporation (a)	2,493	213,525
KLX, Inc. (a)	1,539	75,396
Moog, Inc. - Class A (a)	950	62,576
Sparton Corporation (a) (b)	27,227	590,281
TAT Technologies Ltd.	1,592	14,010
Vectrus, Inc. (a)	45,794	1,032,197
		4,023,579
Airlines - 0.8%
Delta Air Lines, Inc.	6,188	292,321
Hawaiian Holdings, Inc. (a) (b)	18,752	955,415
SkyWest, Inc. (b)	24,171	855,653
		2,103,389
Building Products - 1.1%
Armstrong Flooring, Inc. (a) (b)	49,202	1,034,718

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 11.9% (Continued)
Building Products - 1.1% (Continued)
Gibraltar Industries, Inc. (a)	12,912	$566,837
Owens Corning	7,939	438,630
Ply Gem Holdings, Inc. (a) (b)	1,337	21,592
TopBuild Corporation (a)	28,598	1,061,272
		3,123,049
Commercial Services & Supplies - 1.6%
ACCO Brands Corporation (a)	38,920	496,230
AMREP Corporation (a)	1,153	8,106
ARC Document Solutions, Inc. (a)	161	758
Brink's Company (The)	564	25,098
Casella Waste Systems, Inc. - Class A (a)	3,454	39,928
Cenveo, Inc. (a)	18,033	124,428
Civeo Corporation (a)	18,484	65,433
Essendant, Inc. (b)	53,352	1,114,523
Heritage-Crystal Clean, Inc. (a)	557	8,327
Interface, Inc.	2,311	42,060
Kimball International, Inc. - Class B	2,178	36,438
Knoll, Inc.	1,932	50,445
MSA Safety, Inc.	332	23,688
Pointer Telocation Ltd. (a)	1,404	11,092
R.R. Donnelley & Sons Company	79,641	1,365,843
Steelcase, Inc. - Class A	15,139	254,335
Tetra Tech, Inc.	1,072	46,847
Viad Corporation	16,389	718,658
West Corporation	1,731	42,011
		4,474,248
Construction & Engineering - 0.3%
AECOM (a)	13,028	481,124
Aegion Corporation (a)	5,137	119,487
Comfort Systems USA, Inc.	1,161	39,300
HC2 Holdings, Inc. (a)	179	1,190
IES Holdings, Inc. (a)	1,247	24,316
Northwest Pipe Company (a)	5	96
Orion Group Holdings, Inc. (a)	2,403	25,232
Willdan Group, Inc. (a)	1,845	49,464
		740,209
Electrical Equipment - 1.7%
Allied Motion Technologies, Inc.	5,432	119,721
Atkore International Group, Inc. (a)	1,747	46,680
Broadwind Energy, Inc. (a)	31,676	131,139
Encore Wire Corporation (b)	23,522	993,804
General Cable Corporation (b)	53,010	1,076,103
Orion Energy Systems, Inc. (a)	14,171	29,334
Pioneer Power Solutions, Inc. (a)	5,683	50,010
Powell Industries, Inc.	14,050	540,644
Preformed Line Products Company	2,343	127,928
Regal Beloit Corporation (b)	19,205	1,394,283
TPI Composites, Inc. (a)	4,961	96,293
Vicor Corporation (a)	283	4,330
		4,610,269

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 11.9% (Continued)
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	2,690	$293,506

Machinery - 2.9%
Alamo Group, Inc.	807	61,033
Astec Industries, Inc.	581	40,658
Barnes Group, Inc.	506	24,354
China Yuchai International Ltd.	8,667	120,558
CLARCOR, Inc.	2,630	217,790
Columbus McKinnon Corporation	13,866	381,176
Commercial Vehicle Group, Inc. (a) (b)	132,480	789,581
ESCO Technologies, Inc.	757	44,057
Gencor Industries, Inc. (a)	1,265	19,797
Global Brass & Copper Holdings, Inc. (b)	1,912	63,383
Hardinge, Inc.	1,738	18,423
Harsco Corporation (b)	95,988	1,281,440
Ingersoll-Rand plc	6,081	482,527
Kadant, Inc.	700	43,120
Lydall, Inc. (a)	395	24,095
Meritor, Inc. (a) (b)	75,730	1,092,784
Miller Industries, Inc.	1,409	37,339
Mueller Industries, Inc.	1,463	58,900
Mueller Water Products, Inc. - Series A	14,225	191,469
Navistar International Corporation (a)	38,448	1,048,477
Omega Flex, Inc.	22	1,044
Oshkosh Corporation	6,820	474,877
SPX Corporation (a)	1,066	26,597
Stanley Black & Decker, Inc.	2,474	306,776
Terex Corporation	18,673	593,801
Watts Water Technologies, Inc. - Class A	7,003	462,198
Xerium Technologies, Inc. (a)	6,325	32,700
		7,938,954
Marine - 0.0% (c)
Costamare, Inc.	4,118	21,866
Pangaea Logistics Solutions Ltd. (a)	7,292	22,970
		44,836
Professional Services - 0.9%
Barrett Business Services, Inc. (b)	17,878	1,074,647
CDI Corporation (a)	13,750	118,250
CRA International, Inc.	1,440	47,851
Heidrick & Struggles International, Inc.	2,670	59,675
Hill International, Inc. (a)	747	4,034
ICF International, Inc. (a)	777	40,404
Kelly Services, Inc. - Class A (b)	31,681	709,338
Kforce, Inc.	1,856	42,688
Navigant Consulting, Inc. (a)	6,163	152,226
On Assignment, Inc. (a)	1,122	50,804
RPX Corporation (a)	3,235	35,132
TrueBlue, Inc. (a)	1,664	41,184
VSE Corporation	3,212	119,743
		2,495,976

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 11.9% (Continued)
Road & Rail - 0.6%
Roadrunner Transportation Systems, Inc. (a)	1,603	$12,696
Ryder System, Inc.	5,823	451,865
USA Truck, Inc. (a)	11,816	99,845
YRC Worldwide, Inc. (a) (b)	74,312	1,109,478
		1,673,884
Trading Companies & Distributors - 0.5%
Air Lease Corporation	13,565	493,495
Applied Industrial Technologies, Inc.	660	39,897
BlueLinx Holdings, Inc. (a)	3,480	22,898
Empire Resources Inc.	1,162	7,123
HD Supply Holdings, Inc. (a)	1,419	60,024
Huttig Building Products, Inc. (a)	641	4,314
Lawson Products, Inc. (a)	996	25,746
MFC Bancorp Ltd. (a)	6,468	13,971
Neff Corporation - Class A (a)	114	1,790
Rush Enterprises, Inc. - Class A (a)	6,962	228,005
WESCO International, Inc. (a)	6,671	471,640
		1,368,903
Information Technology - 13.6%
Communications Equipment - 1.9%
Applied Optoelectronics, Inc. (a)	75	2,307
AudioCodes Ltd. (a)	4,088	26,981
Aviat Networks, Inc. (a)	5,162	65,919
Black Box Corporation (b)	75,932	1,013,692
Ceragon Networks Ltd. (a)	10,546	39,126
Ciena Corporation (a)	8,912	216,918
CommScope Holding, Inc. (a)	12,883	487,235
Digi International, Inc. (a)	4,513	58,895
EchoStar Corporation - Class A (a)	1,930	98,295
Extreme Networks, Inc. (a)	169,516	937,423
Ixia (a)	1,286	25,013
KVH Industries, Inc. (a)	42,651	443,570
Mitel Networks Corporation (a)	6,282	43,597
MRV Communications, Inc. (a)	2,161	17,882
Napco Security Technologies, Inc. (a)	13,931	133,738
Network-1 Technologies, Inc. (a)	33,846	126,922
Plantronics, Inc.	5,464	309,153
ShoreTel, Inc. (a)	3,586	24,923
Sierra Wireless, Inc. (a)	52,230	916,636
Sonus Networks, Inc. (a)	8,384	53,490
UTStarcom Holdings Corporation (a)	14,752	27,144
ViaSat, Inc. (a)	3,137	203,623
		5,272,482
Electronic Equipment, Instruments & Components - 2.2%
Agilysys, Inc. (a)	5,526	53,768
Anixter International, Inc. (a)	298	25,479
Avnet, Inc.	9,953	462,217
AVX Corporation	1,622	26,276
Benchmark Electronics, Inc. (a) (b)	6,786	207,652
Celestica, Inc. (a)	69,300	961,884
FLIR Systems, Inc.	13,349	471,620

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 13.6% (Continued)
Electronic Equipment, Instruments & Components - 2.2% (Continued)
Frequency Electronics, Inc. (a)	843	$9,341
Hollysys Automation Technologies Ltd.	1,477	24,961
II-VI, Inc. (a)	661	24,127
Insight Enterprises, Inc. (a)	718	26,659
Iteris, Inc. (a)	20,870	100,802
Jabil Circuit, Inc.	15,264	366,031
Key Tronic Corporation (a)	16,353	129,679
Kimball Electronics, Inc. (a)	8,429	144,136
LRAD Corporation	7,956	11,775
Magal Security Systems Ltd. (a)	2,491	17,761
MOCON, Inc.	6,438	128,760
Novanta, Inc. (a)	2,041	45,616
Orbotech Ltd. (a) (b)	2,278	79,479
PC Connection, Inc. (b)	39,153	1,068,094
Plexus Corporation (a)	793	43,060
Radisys Corporation (a)	12,362	54,517
Richardson Electronics Ltd.	8,171	49,353
Rogers Corporation (a)	1,134	90,663
ScanSource, Inc. (a) (b)	4,786	189,286
Tech Data Corporation (a) (b)	13,032	1,115,018
Vishay Precision Group, Inc. (a)	3,400	56,610
		5,984,624
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)	6,149	421,760
Alphabet, Inc. - Class A (a)	438	359,243
ARI Network Services, Inc. (a)	2,782	14,744
Autobytel, Inc. (a)	22,453	308,729
Bankrate, Inc. (a)	5,688	61,999
Bazaarvoice, Inc. (a)	8,226	38,662
Benefitfocus, Inc. (a)	5,615	169,854
Brightcove, Inc. (a)	137,512	990,086
Care.com, Inc. (a)	8,047	67,917
Cornerstone OnDemand, Inc. (a)	3,362	136,800
eBay, Inc. (a)	16,000	509,280
eGain Corporation (a)	2,790	6,417
Five9, Inc. (a)	215	3,324
IAC/InterActiveCorp	6,923	476,372
Instructure, Inc. (a) (b)	20,877	455,119
Liquidity Services, Inc. (a) (b)	97,986	955,363
Marin Software, Inc. (a)	17,807	40,066
New Relic, Inc. (a)	118	4,271
QuinStreet, Inc. (a)	4,798	16,793
TechTarget, Inc. (a)	12,464	109,808
Tremor Video, Inc. (a)	26,803	65,399
XO Group, Inc. (a) (b)	58,405	1,099,766
Zix Corporation (a)	10,845	51,731
		6,363,503
IT Services - 1.4%
Acxiom Corporation (a)	6,431	167,849
Booz Allen Hamilton Holding Corporation	13,054	441,486
CACI International, Inc. - Class A (a)	202	24,806

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 13.6% (Continued)
IT Services - 1.4% (Continued)
Computer Task Group, Inc.	28,465	$129,800
Convergys Corporation	17,628	437,527
CoreLogic, Inc. (a)	11,448	403,771
Euronet Worldwide, Inc. (a)	18,410	1,316,683
Everi Holdings, Inc. (a)	9,039	26,665
Forrester Research, Inc.	42	1,714
Hackett Group, Inc. (The)	1,576	25,610
Information Services Group, Inc. (a)	34,517	113,906
Lionbridge Technologies, Inc. (a)	7,391	42,277
MoneyGram International, Inc. (a)	3,630	46,101
Science Applications International Corporation	2,446	199,153
TeleTech Holdings, Inc.	19,648	581,581
		3,958,929
Semiconductors & Semiconductor Equipment - 2.8%
Alpha & Omega Semiconductor Ltd. (a)	1,154	23,484
Amkor Technology, Inc. (a) (b)	110,222	1,037,189
Analog Devices, Inc.	514	38,519
AXT, Inc. (a)	8,492	48,829
Brooks Automation, Inc.	2,559	44,578
Cabot Microelectronics Corporation	2,665	179,914
Cohu, Inc.	48,286	637,375
DSP Group, Inc. (a)	3,270	35,480
Entegris, Inc. (a) (b)	60,283	1,130,306
GSI Technology, Inc. (a)	15,488	94,632
IXYS Corporation	3,603	43,596
Kulicke & Soffa Industries, Inc. (a) (b)	57,397	1,009,039
Marvell Technology Group Ltd.	33,298	495,141
Maxim Integrated Products, Inc.	11,516	512,232
Microsemi Corporation (a)	3,753	199,472
Nanometrics, Inc. (a)	4,225	108,625
Nova Measuring Instruments Ltd. (a)	2,867	43,005
NVE Corporation	287	22,268
Pixelworks, Inc. (a)	37,845	110,507
Semtech Corporation (a) (b)	34,811	1,147,022
Teradyne, Inc.	18,396	522,079
Ultratech, Inc. (a)	7,405	191,938
Xcerra Corporation (a)	25,847	195,920
		7,871,150
Software - 2.3%
Activision Blizzard, Inc.	12,426	499,650
American Software, Inc. - Class A	11,651	122,219
BSQUARE Corporation (a)	21,176	124,938
CommVault Systems, Inc. (a) (b)	20,040	983,964
CyberArk Software Ltd. (a)	507	26,902
Descartes Systems Group, Inc. (The) (a)	16,732	365,594
ePlus, Inc. (a)	2	224
Guidance Software, Inc. (a)	566	4,109
Jive Software, Inc. (a)	8,483	32,236
MicroStrategy, Inc. - Class A (a)	4,704	946,915
Model N, Inc. (a)	202	1,778
Net 1 UEPS Technologies, Inc. (a)	11,294	129,881

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 13.6% (Continued)
Software - 2.3% (Continued)
Progress Software Corporation	6,842	$191,713
QAD, Inc. - Class A	1,410	40,749
RealPage, Inc. (a)	39,114	1,196,888
RingCentral, Inc. - Class A (a) (b)	46,963	1,096,586
Rosetta Stone, Inc. (a)	4,504	39,635
Rubicon Project, Inc. (The) (a) (b)	4,792	40,588
Telenav, Inc. (a)	2,719	24,199
Zendesk, Inc. (a)	653	15,626
Zynga, Inc. - Class A (a)	179,777	453,038
		6,337,432
Technology Hardware, Storage & Peripherals - 0.7%
AstroNova, Inc.	4,586	63,975
Eastman Kodak Company (a) (b)	74,000	991,600
Electronics For Imaging, Inc. (a) (b)	22,611	1,016,138
Intevac, Inc. (a)	1,912	17,973
		2,089,686
Materials - 5.2%
Chemicals - 1.8%
Advanced Emissions Solutions, Inc. (a)	312	2,983
Ashland Global Holdings, Inc.	4,289	510,520
Balchem Corporation	41	3,495
Chemtura Corporation (a)	35,283	1,167,867
Core Molding Technologies, Inc. (a)	24,278	374,367
GCP Applied Technologies, Inc. (a)	39,989	1,077,704
Huntsman Corporation (b)	23,048	469,949
KMG Chemicals, Inc.	1,102	40,620
Koppers Holdings, Inc. (a)	7,819	316,278
Northern Technologies International Corporation (a)	612	9,624
OMNOVA Solutions, Inc. (a)	2,871	26,126
Orion Engineered Carbons S.A.	17,622	363,894
Platform Specialty Products Corporation (a)	100	1,214
PolyOne Corporation	6,409	218,611
PPG Industries, Inc.	4,754	475,447
Stepan Company	182	14,216
Trecora Resources (a)	1,855	23,002
		5,095,917
Construction Materials - 0.0% (c)
Headwaters, Inc. (a)	1,705	39,505
United States Lime & Minerals, Inc.	232	17,632
		57,137
Containers & Packaging - 0.5%
Crown Holdings, Inc. (a)	7,288	394,791
Myers Industries, Inc.	1,692	23,349
Owens-Illinois, Inc. (a)	41,892	791,759
		1,209,899
Metals & Mining - 2.6%
Alexco Resource Corporation (a)	1,459	2,728
AuRico Metals, Inc. (a)	7,127	6,299
Coeur Mining, Inc. (a)	289	3,367
Commercial Metals Company	33,826	691,065
Constellium N.V. - Class A (a) (b)	133,479	1,001,093

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Materials - 5.2% (Continued)
Metals & Mining - 2.6% (Continued)
Dominion Diamond Corporation (b)	6,308	$63,143
Ferroglobe plc (b)	109,034	1,145,947
Fortuna Silver Mines, Inc. (a)	6,780	42,307
Handy & Harman Ltd. (a)	4,041	113,956
Haynes International, Inc.	25,012	1,028,243
Hudbay Minerals, Inc.	37,993	298,245
Mountain Province Diamonds, Inc. (a)	701	2,979
Nevsun Resources Ltd. (b)	22,536	71,214
Pan American Silver Corporation	2,948	57,575
Real Industry, Inc. (a)	126,776	684,590
Reliance Steel & Aluminum Company	5,825	463,961
Schnitzer Steel Industries, Inc. - Class A	13,760	325,424
SunCoke Energy, Inc. (a)	90,773	800,618
Synalloy Corporation (a)	6,447	77,042
Tahoe Resources, Inc.	3,646	33,325
Taseko Mines Ltd. (a)	11,788	17,328
TimkenSteel Corporation (a)	14,899	251,197
Universal Stainless & Alloy Products, Inc. (a)	4,771	80,535
		7,262,181
Paper & Forest Products - 0.3%
Boise Cascade Company (a)	13,228	328,054
Louisiana-Pacific Corporation (a)	10,989	210,220
Mercer International, Inc.	3,650	43,618
Schweitzer-Mauduit International, Inc.	7,631	338,282
		920,174
Real Estate - 5.0%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Agree Realty Corporation	60	2,814
Bluerock Residential Growth REIT, Inc.	19,850	259,638
BRT Realty Trust (a)	1,934	16,458
CBL & Associates Properties, Inc.	109,362	1,186,578
Cedar Realty Trust, Inc.	22,815	137,118
CorEnergy Infrastructure Trust, Inc.	34,232	1,228,929
Essex Property Trust, Inc.	356	79,851
First Potomac Realty Trust	113,131	1,158,461
Forest City Realty Trust, Inc. - Class A	32,545	736,819
GEO Group, Inc. (The)	8,355	346,900
Hudson Pacific Properties, Inc.	33,949	1,202,134
InfraREIT, Inc.	29,733	490,000
Kilroy Realty Corporation	16,255	1,216,687
Kite Realty Group Trust	51,042	1,226,029
Mack-Cali Realty Corporation	2,628	73,637
Outfront Media, Inc.	6,059	166,198
Pennsylvania Real Estate Investment Trust	23,822	426,652
Retail Properties of America, Inc. - Class A	18,592	278,322
SL Green Realty Corporation	9,701	1,057,118
TIER REIT, Inc.	65,807	1,198,345
UMH Properties, Inc.	9,727	142,501
Urstadt Biddle Properties, Inc. - Class A	6,352	142,602
Washington Prime Group, Inc.	116,999	1,129,040
		13,902,831

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.2%
Alaska Communications Systems Group, Inc. (a)	17,741	$29,627
General Communication, Inc. - Class A (a) (b)	54,400	1,094,528
Hawaiian Telcom Holdco, Inc. (a)	3,960	98,327
IDT Corporation - Class B (b)	44,083	846,393
Inteliquent, Inc.	2,669	61,120
Level 3 Communications, Inc. (a)	8,281	492,388
Lumos Networks Corporation (a)	16,227	251,032
Ooma, Inc. (a)	2,538	24,492
SBA Communications Corporation (a)	4,227	444,934
		3,342,841
Wireless Telecommunication Services - 0.5%
Telephone and Data Systems, Inc. (b)	46,298	1,419,034

Utilities - 0.6%
Electric Utilities - 0.3%
ALLETE, Inc.	8,587	561,161
American Electric Power Company, Inc.	187	11,979
El Paso Electric Company	1,731	79,453
MGE Energy, Inc.	388	24,696
NRG Yield, Inc. - Class A (a)	1,588	25,805
Unitil Corporation	667	30,529
		733,623
Gas Utilities - 0.1%
Southwest Gas Holdings, Inc.	2,523	203,278

Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corporation (a)	82,840	194,674
Atlantica Yield plc	9,423	201,652
Dynegy, Inc. (a)	168	1,605
Pattern Energy Group, Inc.	7,437	146,806
		544,737
Water Utilities - 0.0% (c)
Middlesex Water Company	879	33,235
Pure Cycle Corporation (a)	7,011	36,107
SJW Group	814	40,781
		110,123

Total Common Stocks (Cost $242,809,561)		$256,911,734

INVESTMENT COMPANIES - 3.6%	Shares	Value
Aberdeen Asia-Pacific Income Fund, Inc.	97	$466
Aberdeen Australia Equity Fund, Inc.	1,788	10,406
Aberdeen Latin America Equity Fund, Inc.	500	10,610
Adams Diversified Equity Fund	16,845	221,175
Adams Natural Resources Fund, Inc.	10,647	214,111
Advent/Claymore Convertible Securities & Income Fund	9,255	140,769
Advent/Claymore Convertible Securities & Income Fund II	3,297	19,914
Advent/Claymore Enhanced Growth & Income Fund	94	801
Alliance California Municipal Income Fund, Inc.	2,697	36,679
AllianceBernstein Global High Income Fund, Inc.	14	178

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.6% (Continued)	Shares	Value
AllianzGI Convertible & Income Fund II	3	$18
AllianzGI Diversified Income & Convertible Fund	2	39
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	15,353	200,050
Alpine Global Dynamic Dividend Fund	4,271	39,635
Alpine Global Premier Properties Fund	41,605	226,747
Alpine Total Dynamic Dividend Fund	25,594	203,472
Apollo Tactical Income Fund, Inc.	12	191
Bancroft Fund Ltd.	19	405
BlackRock Energy and Resources Trust	1,304	18,830
BlackRock Global Opportunities Equity Trust	51	616
BlackRock Muni Intermediate Duration Fund, Inc.	94	1,318
BlackRock Municipal 2030 Target Term Trust	47	1,070
BlackRock Municipal Income Investment Quality Trust	22	323
BlackRock Municipal Income Quality Trust	72	1,016
BlackRock MuniHoldings Quality Fund, Inc.	34	472
BlackRock MuniYield Investment Quality Fund	97	1,398
BlackRock MuniYield Michigan Quality Fund, Inc.	11,139	152,604
BlackRock New Jersey Municipal Income Trust	47	694
BlackRock New York Municipal Income Quality Trust	960	12,595
BlackRock Resources & Commodities Strategy Trust	19,256	168,683
Boulder Growth & Income Fund, Inc.	24,347	219,488
Brookfield Global Listed Infrastructure Income Fund, Inc.	11	148
CBRE Clarion Global Real Estate Income Fund	28,009	208,387
Central Europe Russia and Turkey Fund, Inc. (The)	1,077	23,048
China Fund, Inc. (The)	11,224	176,666
ClearBridge American Energy MLP Fund, Inc.	3,981	39,093
ClearBridge Energy MLP Opportunity Fund, Inc.	8,000	109,840
Clough Global Dividend and Income Fund	9,283	116,316
Clough Global Equity Fund	8,639	100,558
Clough Global Opportunities Fund	18,981	182,028
Cohen & Steers Global Income Builder, Inc.	68	618
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	4,800	55,008
Cohen & Steers Quality Income Realty Fund, Inc.	4,259	54,899
Cohen & Steers REIT and Preferred Income Fund, Inc.	3,176	62,885
Cushing Renaissance Fund (The)	5,488	103,668
Delaware Enhanced Global Dividend & Income Fund	19,948	209,055
Delaware Investments Minnesota Municipal Income Fund II, Inc.	38	530
Diversified Real Asset Income Fund	9,408	157,396
Dividend and Income Fund	18,203	219,710
DTF Tax-Free Income, Inc.	25	373
Eagle Growth & Income Fund	5,121	84,906
Eaton Vance California Municipal Bond Fund II	3	35
Eaton Vance California Municipal Income Trust	10,908	135,695
Eaton Vance Municipal Bond Fund II	7	87
Eaton Vance Municipal Income 2028 Term Trust	99	1,938
Eaton Vance New York Municipal Bond Fund	2,789	35,002
Eaton Vance New York Municipal Income Trust	1,800	23,436
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	19,063	222,275
Ellsworth Growth and Income Fund Ltd.	8,004	67,474
Federated Premier Intermediate Municipal Income Fund	500	6,430

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.6% (Continued)	Shares	Value
First Trust Aberdeen Emerging Opportunity Fund	3,604	$51,934
First Trust Energy Infrastructure Fund	2,829	53,808
First Trust Enhanced Equity Income Fund	1,502	20,848
First Trust High Income Long/Short Fund	65	1,083
First Trust Strategic High Income Fund II	5,213	65,840
Franklin Limited Duration Income Trust	41	501
Franklin Universal Trust	3,559	24,521
Gabelli Healthcare & WellnessRx Trust (The)	1,735	16,916
Gabelli Multimedia Trust, Inc.	2,016	15,584
GAMCO Global Gold Natural Resources & Income Trust	20,300	109,823
GAMCO Natural Resources, Gold & Income Trust	3	21
GDL Fund (The)	22,058	218,154
General American Investors Company, Inc.	6,877	221,302
Guggenheim Taxable Municipal Managed Duration Trust	2,121	46,365
India Fund, Inc. (The)	65	1,467
Insight Select Income Fund	1	9
Invesco Advantage Municipal Income Trust II	815	9,283
Invesco Pennsylvania Value Municipal Income Trust	16,667	206,671
Invesco Quality Municipal Income Trust	22	276
Invesco Trust for Investment Grade New York Municipals	796	10,786
Invesco Value Municipal Income Trust	1,895	28,082
Japan Smaller Capitalization Fund, Inc.	6,863	69,797
John Hancock Investors Trust	26	445
Lazard World Dividend & Income Fund, Inc.	4,874	49,471
Legg Mason BW Global Income Opportunities Fund, Inc.	12,967	159,624
Liberty All-Star Equity Fund	29,398	157,867
Macquarie Global Infrastructure Total Return Fund, Inc.	9,120	193,891
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	19	229
Madison Strategic Sector Premium Fund	63	752
MainStay DefinedTerm Municipal Opportunities Fund	51	971
Mexico Fund, Inc. (The)	27	388
MFS Investment Grade Municipal Trust	85	817
Morgan Stanley China A Share Fund, Inc.	11,772	211,543
Morgan Stanley Emerging Markets Debt Fund, Inc.	492	4,590
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	66	496
Morgan Stanley India Investment Fund, Inc.	1,311	36,393
Neuberger Berman MLP Income Fund, Inc.	21,299	216,185
Neuberger Berman Real Estate Securities Income Fund, Inc.	5,827	30,825
New Germany Fund, Inc. (The)	4,761	65,464
Nuveen AMT-Free Quality Municipal Income Fund	5,083	67,603
Nuveen Build America Bond Opportunity Fund	16	341
Nuveen California Quality Municipal Income Fund	1	15
Nuveen Connecticut Premium Quality Municipal Income Fund	12,710	157,858
Nuveen Global High Income Fund	10	164
Nuveen Intermediate Duration Quality Municipal Term Fund	2,829	35,928
Nuveen Maryland Quality Municipal Income Fund	15,294	194,387
Nuveen Massachusetts Quality Municipal Income Fund	100	1,368
Nuveen Michigan Quality Municipal Income Fund	16,339	219,760
Nuveen Municipal Credit Income Fund	75	1,078
Nuveen New Jersey Quality Municipal Income Fund	15,221	203,353
Nuveen New York AMT-Free Quality Municipal Income Fund	13,295	172,303
Nuveen North Carolina Quality Municipal Income Fund	15,553	203,122

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.6% (Continued)	Shares	Value
Nuveen Ohio Quality Municipal Income Fund	9,133	$137,634
Nuveen Pennsylvania Quality Municipal Income Fund	15,394	204,740
Nuveen Real Asset Income and Growth Fund	5	84
Nuveen Real Estate Income Fund	96	1,074
Nuveen Select Tax-Free Income Portfolio 2	81	1,093
Nuveen Select Tax-Free Income Portfolio 3	46	661
Nuveen Short Duration Credit Opportunities Fund	52	944
Nuveen Texas Quality Municipal Income Fund	922	12,816
Nuveen Virginia Quality Municipal Income Fund	2,479	32,376
Pioneer High Income Trust	4,900	48,706
Pioneer Municipal High Income Advantage Trust	17,900	198,869
Pioneer Municipal High Income Trust	7,915	93,714
Principal Real Estate Income Fund	1,400	23,310
RMR Real Estate Income Fund	4,782	101,141
Royce Global Value Trust, Inc.	12,844	107,890
Royce Micro-Cap Trust, Inc.	17	140
Royce Value Trust, Inc.	14,663	201,323
Salient Midstream & MLP Fund	6,956	94,393
Sprott Focus Trust, Inc.	9	66
Swiss Helvetia Fund, Inc. (The)	4,263	45,571
Tekla Healthcare Opportunities Fund	4,223	70,862
Tekla World Healthcare Fund	12,103	167,505
Templeton Dragon Fund, Inc.	12,393	215,514
Templeton Emerging Markets Fund	5,639	72,461
Templeton Emerging Markets Income Fund	1	11
Tortoise Pipeline & Energy Fund, Inc.	3,700	79,587
Tri-Continental Corporation	970	21,844
Voya Asia Pacific High Dividend Equity Income Fund	4,908	45,301
Voya Infastructure, Industrials and Materials Fund	950	13,091
Voya Natural Resources Equity Income Fund	3,900	25,623
Western Asset Emerging Markets Debt Fund, Inc.	25	380
Western Asset High Income Opportunity Fund, Inc.	60	308
Western Asset Municipal High Income Fund, Inc.	6	44
Western Asset Municipal Partners Fund, Inc.	28	422
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	52	580
Western Asset/Claymore Inflation-Linked Securities & Income Fund	6,461	73,655
Zweig Fund, Inc.	9,458	102,430
Total Investment Companies (Cost $9,765,004)		$10,058,742

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

WARRANTS - 0.0%	Shares	Value
Imperial Holdings, Inc. (d) (Cost $0)	1,663	$0

Total Investments at Value - 96.2% (Cost $252,574,565)		$266,970,476

Other Assets in Excess of Liabilities - 3.8% (e)		10,631,418

Net Assets - 100.0%		$277,601,894

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Percentage rounds to less than 0.1%.
(d)
Security has been valued at fair value pursuant to procedures adopted by and under the supervision of the Board of Trustees. The total value of such securities is $0 at January 31, 2017, representing 0.0% of net assets (Note 1).

(e)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
January 31, 2017 (Unaudited)

COMMON STOCKS - 80.3%	Shares	Value
Consumer Discretionary - 12.9%
Auto Components - 0.9%
Ballard Power Systems, Inc.	282,305	$525,087
China Automotive Systems, Inc.	5,998	26,811
China XD Plastics Company Ltd.	13	53
Clean Diesel Technologies, Inc.	15,876	33,975
Dorman Products, Inc.	3,952	272,767
Gentherm, Inc.	25,937	918,170
Motorcar Parts of America, Inc.	32,611	855,386
SORL Auto Parts, Inc.	76	215
Unique Fabricating, Inc.	16	208
		2,632,672
Automobiles - 0.4%
Kandi Technologies Group, Inc.	181,372	770,831
Tesla Motors, Inc.	1,534	386,461
Workhorse Group, Inc.	30,439	98,622
		1,255,914
Distributors - 0.0% (a)
Educational Development Corporation	270	2,011
Fenix Parts, Inc.	39,085	88,723
		90,734
Diversified Consumer Services - 0.6%
2U, Inc.	3,705	126,118
Carriage Services, Inc.	2,341	60,749
Collectors Universe, Inc.	170	3,514
DeVry Education Group, Inc.	250	8,375
H&R Block, Inc.	16,394	351,815
Liberty Tax, Inc.	5,044	67,590
Sotheby's	365	14,494
Weight Watchers International, Inc.	88,672	1,103,966
		1,736,621
Hotels, Restaurants & Leisure - 1.8%
Amaya, Inc.	3,971	54,601
Bravo Brio Restaurant Group, Inc.	1,141	4,678
Brinker International, Inc.	10,838	482,291
Caesars Acquisition Company - Class A	10,483	157,245
Cheesecake Factory, Inc. (The)	95	5,725
Chipotle Mexican Grill, Inc.	934	393,625
DineEquity, Inc.	485	33,261
Eldorado Resorts, Inc.	363	5,627
Gaming Partners International Corporation	1,202	14,244
J. Alexander's Holdings, Inc.	662	6,620
Jamba, Inc.	43,257	393,639
Kona Grill, Inc.	5,485	50,188
Lindblad Expeditions Holdings, Inc.	354	3,182
Marriott Vacations Worldwide Corporation	70	6,054
Noodles & Company	77,260	339,944
Papa Murphy's Holdings, Inc.	22,172	100,217
Peak Resorts, Inc.	14,564	80,102
Popeyes Louisiana Kitchen, Inc.	28	1,769
Rave Restaurant Group, Inc.	41	112
RCI Hospitality Holdings, Inc.	323	5,669

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Consumer Discretionary - 12.9% (Continued)
Hotels, Restaurants & Leisure - 1.8% (Continued)
Ruby Tuesday, Inc.	186,224	$364,999
SeaWorld Entertainment, Inc.	1,382	25,028
Shake Shack, Inc. - Class A	26,698	942,706
Sonic Corporation	11,602	288,890
Town Sports International Holdings, Inc.	9,566	28,220
Wingstop, Inc.	241	6,861
Wynn Resorts Ltd.	4,097	415,559
Zoe's Kitchen, Inc.	41,842	913,411
		5,124,467
Household Durables - 1.5%
CSS Industries, Inc.	100	2,462
Ethan Allen Interiors, Inc.	171	4,976
Garmin Ltd.	8,033	387,914
GoPro, Inc. - Class A	15,505	166,679
Green Brick Partners, Inc.	70	672
Hovnanian Enterprises, Inc. - Class A	4,294	10,177
LGI Homes, Inc.	27,766	862,412
MDC Holdings, Inc.	1	3
New Home Company, Inc. (The)	79	825
Nova Lifestyle, Inc.	15	26
Skyline Corporation	9,401	98,428
Tempur Sealy International, Inc.	24,542	1,055,306
UCP, Inc. - Class A	427	4,846
Vuzix Corporation	164,249	1,010,131
William Lyon Homes - Class A	3,628	64,034
ZAGG, Inc.	55,309	370,570
		4,039,461
Internet & Direct Marketing Retail - 1.1%
Duluth Holdings, Inc. - Class B	43,146	975,963
Gaia, Inc.	12,982	112,943
Lands' End, Inc.	19,346	296,961
Netflix, Inc.	2,787	392,159
PetMed Express, Inc.	10,192	215,968
TripAdvisor, Inc.	7,424	392,730
Wayfair, Inc. - Class A	15,474	643,099
		3,029,823
Leisure Products - 0.8%
American Outdoor Brands Corporation	4,244	90,397
Arctic Cat, Inc.	30	564
Escalade, Inc.	3,218	42,477
JAKKS Pacific, Inc.	19,429	99,088
Marine Products Corporation	282	3,218
Nautilus, Inc.	52,585	912,350
Polaris Industries, Inc.	404	33,964
Sturm Ruger & Company, Inc.	171	9,020
Vista Outdoor, Inc.	31,480	906,939
		2,098,017
Media - 1.6%
Central European Media Enterprises Ltd. - Class A	38,652	100,495
Cinemark Holdings, Inc.	97	4,123
Clear Channel Outdoor Holdings, Inc. - Class A	51	252

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Consumer Discretionary - 12.9% (Continued)
Media - 1.6% (Continued)
Daily Journal Corporation	74	$16,014
E.W. Scripps Company (The) - Class A	6,558	127,750
Entercom Communications Corporation - Class A	227	3,223
Eros International plc	55,016	654,690
Global Eagle Entertainment, Inc.	140,224	863,780
IMAX Corporation	746	24,320
Lee Enterprises, Inc.	8,943	27,723
Liberty Broadband - Series C	3,125	266,688
Lions Gate Entertainment Corporation - Class B	75	2,017
Morningstar, Inc.	3,100	236,065
New Media Investment Group, Inc.	460	7,010
Pandora Media, Inc.	99,113	1,288,469
Radio One, Inc. - Class D	11,243	33,729
Regal Entertainment Group - Class A	17,082	387,078
Saga Communications, Inc. - Class A	85	4,276
Scripps Networks Interactive, Inc. - Class A	5,205	396,413
		4,444,115
Multi-Line Retail - 0.7%
Big Lots, Inc.	449	22,450
Bon-Ton Stores, Inc. (The)	508	599
Fred's, Inc. - Class A	315	4,590
J. C. Penney Company, Inc.	186,063	1,237,319
Nordstrom, Inc.	7,207	318,694
Sears Holdings Corporation	21,454	149,749
Tuesday Morning Corporation	39,898	171,561
		1,904,962
Specialty Retail - 2.2%
Abercrombie & Fitch Company - Class A	2,138	24,822
America's Car-Mart, Inc.	7,018	294,405
Ascena Retail Group, Inc.	8,110	39,009
Big 5 Sporting Goods Corporation	113	1,740
Birks Group, Inc.	29,828	52,199
Boot Barn Holdings, Inc.	59	640
Buckle, Inc. (The)	45,617	964,800
CarMax, Inc.	5,725	381,915
China Auto Logistics, Inc.	1,509	5,493
Christopher & Banks Corporation	2,251	3,016
Conn's, Inc.	3,826	40,364
DavidsTea, Inc.	132,302	873,193
Destination Maternity Corporation	723	4,092
Destination XL Group, Inc.	5,296	18,801
Express, Inc.	2,630	27,957
Finish Line, Inc. (The) - Class A	49,474	850,953
Five Below, Inc.	290	11,557
GameStop Corporation - Class A	1,198	29,339
Genesco, Inc.	1,335	80,367
GNC Holdings, Inc. - Class A	99,324	881,004
hhgregg, Inc.	920	496
Hibbett Sports, Inc.	2,258	74,514
Lumber Liquidators Holdings, Inc.	1,573	24,633
Monro Muffler Brake, Inc.	158	9,464

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Consumer Discretionary - 12.9% (Continued)
Specialty Retail - 2.2% (Continued)
Pier 1 Imports, Inc.	3,810	$27,699
Rent-A-Center, Inc.	953	8,539
RH	1,791	48,393
Sally Beauty Holdings, Inc.	12,199	290,336
Sears Hometown and Outlet Stores, Inc.	350	1,277
ServiceMaster Global Holdings, Inc.	770	28,475
Sportman's Warehouse Holdings, Inc.	13,201	98,215
Stage Stores, Inc.	37,091	103,855
Tailored Brands, Inc.	1,207	25,649
Tilly's, Inc. - Class A	1,652	22,137
Vitamin Shoppe, Inc.	24,063	520,964
Williams-Sonoma, Inc.	2,762	133,156
Winmark Corporation	34	3,766
		6,007,234
Textiles, Apparel & Luxury Goods - 1.3%
Crown Crafts, Inc.	4,971	38,028
Delta Apparel, Inc.	21	394
Differential Brands Group, Inc.	1,187	3,027
Fossil Group, Inc.	34	869
G-III Apparel Group Ltd.	666	17,489
Iconix Brand Group, Inc.	3,207	33,000
Kate Spade & Company	72,282	1,337,940
Kingold Jewelry, Inc.	87,237	115,153
lululemon athletica, Inc.	5,238	353,617
NIKE, Inc. - Class B	382	20,208
Oxford Industries, Inc.	15,757	866,950
Sequential Brands Group, Inc.	171,350	793,351
		3,580,026
Consumer Staples - 4.8%
Beverages - 0.2%
Boston Beer Company, Inc. - Class A	34	5,226
Brown-Forman Corporation - Class B	8,557	390,199
Craft Brewers Alliance, Inc.	22	334
National Beverage Corporation	514	25,798
Truett-Hurst, Inc.	2,660	5,586
		427,143
Food & Staples Retailing - 1.1%
Natural Grocers by Vitamin Cottage, Inc.	69,766	881,842
Rite Aid Corporation	1,072	6,025
Smart & Final Stores, Inc.	62,297	893,962
Sprouts Farmers Market, Inc.	65,915	1,230,633
SUPERVALU, Inc.	529	2,074
		3,014,536
Food Products - 2.2%
Alico, Inc.	350	9,433
Amira Nature Foods Ltd.	18,811	109,104
Amplify Snack Brands, Inc.	101,834	980,661
Arcadia Biosciences, Inc.	3,306	3,306
B&G Foods, Inc.	19,195	851,298
Blue Buffalo Pet Products, Inc.	180	4,365
Calavo Growers, Inc.	78	4,313

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Consumer Staples - 4.8% (Continued)
Food Products - 2.2% (Continued)
Cal-Maine Foods, Inc.	23,754	$990,542
Campbell Soup Company	1,856	115,499
Dean Foods Company	632	12,552
Flowers Foods, Inc.	19,863	399,445
Freshpet, Inc.	61,602	686,862
Hormel Foods Corporation	10,743	389,971
Inventure Foods, Inc.	68,162	408,290
John B. Sanfilippo & Son, Inc.	8	526
Pilgrim's Pride Corporation	11,649	222,962
Post Holdings, Inc.	4,282	358,318
SkyPeople Fruit Juice, Inc.	43	284
Tootsie Roll Industries, Inc.	670	25,092
TreeHouse Foods, Inc.	5,263	399,356
		5,972,179
Household Products - 0.6%
HRG Group, Inc.	305	5,133
Orchids Paper Products Company	32,966	900,302
WD-40 Company	8,162	858,234
		1,763,669
Personal Products - 0.7%
22nd Century Group, Inc.	67,254	63,891
China-Biotics, Inc. (b)	535,616	0
Herbalife Ltd.	7,049	396,154
LifeVantage Corporation	4,006	28,923
MYOS RENS Technology, Inc.	3,451	9,628
Natural Health Trends Corporation	32,863	824,204
Neptune Technologies & Bioressources, Inc.	10,092	10,899
Synutra International, Inc.	120,002	696,012
United-Guardian, Inc.	3,272	50,062
		2,079,773
Energy - 5.1%
Energy Equipment & Services - 1.8%
Aspen Aerogels, Inc.	85	396
Atwood Oceanics, Inc.	3,563	43,326
Bristow Group, Inc.	281	4,962
CARBO Ceramics, Inc.	66,748	947,822
Diamond Offshore Drilling, Inc.	1,319	21,605
Dril-Quip, Inc.	134	8,335
Frank's International N.V.	30,993	366,957
Geospace Technologies Corporation	305	7,119
Helmerich & Payne, Inc.	4,893	348,186
Noble Corporation plc	129,002	870,763
Nordic American Offshore Ltd.	39,614	108,938
North Atlantic Drilling Ltd.	1,017	2,858
Ocean Rig UDW, Inc.	148,307	209,113
Oil States International, Inc.	20	790
PHI, Inc.	14	222
RPC, Inc.	14,426	310,447
SAExploration Holdings, Inc.	16,279	104,511
SEACOR Holdings, Inc.	454	33,401
Seadrill Ltd.	378,863	708,474

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Energy - 5.1% (Continued)
Energy Equipment & Services - 1.8% (Continued)
Tidewater, Inc.	373,703	$822,147
		4,920,372
Oil, Gas & Consumable Fuels - 3.3%
Amyris, Inc.	98,763	52,176
Approach Resources, Inc.	11,027	35,838
Ardmore Shipping Corporation	83	610
Bonanza Creek Energy, Inc.	55,317	129,442
California Resources Corporation	3,279	70,236
Centrus Energy Corporation - Class A	18,280	97,798
Cheniere Energy, Inc.	1,027	48,937
Chesapeake Energy Corporation	54,739	353,067
Clayton Williams Energy, Inc.	6,061	881,572
Cobalt International Energy, Inc.	28,372	27,827
Comstock Resources, Inc.	83,296	1,037,035
CVR Energy, Inc.	639	14,192
Denbury Resources, Inc.	95,403	319,600
DHT Holdings, Inc.	133	624
Dorian LPG Ltd.	44,969	508,599
Earthstone Energy, Inc.	4,098	53,356
EP Energy Corporation - Class A	4,403	23,072
Evolution Petroleum Corporation	426	3,706
Frontline Ltd.	2,937	20,383
Gastar Exploration, Inc.	23,349	39,693
Gevo, Inc.	33,762	101,286
Harvest Natural Resources, Inc.	15,385	100,926
Jones Energy, Inc. - Class A	1,805	8,032
Kosmos Energy Ltd.	57,756	377,724
Magellan Petroleum Corporation	18,190	217,007
Matador Resources Company	224	5,898
Murphy Oil Corporation	11,734	339,230
New Concept Energy, Inc.	14	24
Nordic American Tankers Ltd.	104,474	902,655
Northern Oil & Gas, Inc.	263,305	947,898
Range Resources Corporation	10,641	344,130
Resolute Energy Corporation	684	31,457
Sanchez Energy Corporation	146	1,936
Ship Finance International Ltd.	285	4,275
Stone Energy Corporation	15,464	105,928
Synergy Resources Corporation	708	6,096
Targa Resources Corporation	5,948	342,724
Torchlight Energy Resources, Inc.	57,667	93,421
Uranium Energy Corporation	15,173	24,429
Uranium Resources, Inc.	47,511	101,674
W&T Offshore, Inc.	316,179	916,919
Westmoreland Coal Company	1,660	30,129
Whiting Petroleum Corporation	33,756	374,354
Williams Companies, Inc. (The)	2,249	64,861
		9,160,776
Financials - 5.2%
Banks - 1.1%
Access National Corporation	207	5,523

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Financials - 5.2% (Continued)
Banks - 1.1% (Continued)
American River Bankshares	68	$1,020
Bancorp of New Jersey, Inc.	164	2,271
Bank of Marin Bancorp	30	2,016
Bay Bancorp, Inc.	451	3,157
BCB Bancorp, Inc.	39	528
Carolina Financial Corporation	52	1,557
City Holding Company	713	46,409
Civista Bancshares, Inc.	41	840
Commerce Union Bancshares, Inc.	48	1,056
Community Bank System, Inc.	18,197	1,061,977
CVB Financial Corporation	2,592	58,424
Enterprise Financial Services Corporation	43	1,791
First Bancorp (North Carolina)	223	6,527
First Bancshares, Inc. (The)	2	55
First Commonwealth Financial Corporation	430	6,072
First Financial Bankshares, Inc.	159	6,781
First Interstate BancSystem, Inc. - Class A	169	6,954
First Merchants Corporation	109	4,178
First Mid-Illinois Bancshares, Inc.	20	630
First NBC Bank Holding Company	145,341	581,364
German American Bancorp, Inc.	29	1,392
Heritage Oaks Bancorp	31	420
Lakeland Financial Corporation	129	5,730
LegacyTexas Financial Group, Inc.	24	992
Mackinac Financial Corporation	297	3,944
MidSouth Bancorp, Inc.	4,629	66,889
OFG Bancorp	2,351	31,151
Old National Bancorp	421	7,473
Opus Bank	14,613	297,375
Pacific Mercantile Bancorp	13,132	93,894
Park National Corporation	143	15,843
People's Utah Bancorp	94	2,374
Porter Bancorp, Inc.	2,475	27,274
Republic First Bancorp, Inc.	3,108	23,465
S&T Bancorp, Inc.	118	4,439
Southern First Bancshares, Inc.	18	637
Stock Yards Bancorp, Inc.	172	7,706
Summit Financial Group, Inc.	314	8,211
Summit State Bank	65	1,024
Tompkins Financial Corporation	672	60,850
Trustmark Corporation	770	25,887
Union Bankshares, Inc.	1,320	54,780
United Bankshares, Inc.	40	1,792
West Bancorporation, Inc.	101	2,303
Westamerica Bancorporation	7,043	399,690
Xenith Banchares, Inc.	485	12,640
		2,957,305
Capital Markets - 0.7%
American Capital Senior Floating Ltd.	149	1,863
Arlington Asset Investment Corporation - Class A	480	7,186
Artisan Partners Asset Management, Inc. - Class A	4,680	135,486

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Financials - 5.2% (Continued)
Capital Markets - 0.7% (Continued)
CM Finance, Inc.	195	$1,853
Cowen Group, Inc - Class A	5,833	87,495
FBR & Company	7,918	113,227
Federated Investors, Inc. - Class B	318	8,271
Fidus Investment Corporation	3,746	59,524
Fifth Street Asset Management, Inc.	4,091	31,296
Fifth Street Senior Floating Rate Corporation	107	1,089
Financial Engines, Inc.	3,457	133,267
FXCM, Inc. - Class A	195	1,365
Garrison Capital, Inc.	2,310	21,806
Gladstone Capital Corporation	1,232	11,803
Greenhill & Company, Inc.	295	8,717
GSV Capital Corporation	3,826	19,933
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	305	5,575
Harvest Capital Credit Corporation	183	2,588
Ladenburg Thalmann Financial Services, Inc.	39,183	90,121
Main Street Capital Corporation	64	2,265
Manning & Napier, Inc.	14,783	102,742
Medley Management, Inc. - Class A	6	57
OFS Capital Corporation	121	1,733
OHA Investment Corporation	927	1,752
Prospect Capital Corporation	2,142	18,036
Safeguard Scientifics, Inc.	979	11,797
Stellus Capital Investment Corporation	139	1,851
TICC Capital Corporation	24	165
Virtu Financial, Inc. - Class A	50,185	880,747
Virtus Investment Partners, Inc.	68	7,412
Waddell & Reed Financial, Inc. - Class A	288	5,198
Wins Finance Holdings, Inc.	473	114,551
WisdomTree Investments, Inc.	2,399	24,710
ZAIS Group Holdings, Inc.	2,034	3,499
		1,918,980
Consumer Finance - 0.6%
Credit Acceptance Corporation	1,877	385,311
Encore Capital Group, Inc.	9,255	286,442
EZCORP, Inc. - Class A	692	6,851
FirstCash, Inc.	74	3,156
OneMain Holdings, Inc.	80	1,790
PRA Group, Inc.	2,243	89,271
Regional Management Corporation	649	16,232
World Acceptance Corporation	16,373	803,423
		1,592,476
Diversified Financial Services - 0.2%
CME Group, Inc.	3,169	383,703
Medallion Financial Corporation	47,221	106,247
On Deck Capital, Inc.	2,965	14,914
Tiptree, Inc.	315	2,063
		506,927
Insurance - 1.4%
AmTrust Financial Services, Inc.	14,468	381,811

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Financials - 5.2% (Continued)
Insurance - 1.4% (Continued)
Argo Group International Holdings Ltd.	15	$959
Assurant, Inc.	42	4,079
Baldwin & Lyons, Inc. - Class B	40	960
Blue Capital Holdings Ltd.	185	3,524
Citizens, Inc.	31,299	289,829
Conifer Holdings, Inc.	2,465	18,611
Crawford & Company - Class B	663	8,036
eHealth, Inc.	721	8,839
Federated National Holding Company	869	15,937
Fidelity & Guaranty Life	8,674	207,742
HCI Group, Inc.	230	9,513
Health Insurance Innovations, Inc. - Class A	47,067	898,980
Heritage Insurance Holdings, Inc.	460	6,523
MBIA, Inc.	1,556	15,871
OneBeacon Insurance Group Ltd. - Class A	222	3,603
Patriot National, Inc.	52,221	223,506
RLI Corporation	95	5,645
United Insurance Holdings Corporation	46,346	633,550
Universal Insurance Holdings, Inc.	1,785	46,678
W.R. Berkley Corporation	5,315	357,221
WMIH Corporation	562,286	871,543
		4,012,960
Mortgage Real Estate Investment Trusts (REITs) - 0.0% (a)
Colony NorthStar, Inc. - Class A	1	11
New York Mortgage Trust, Inc.	877	5,621
		5,632
Thrifts & Mortgage Finance - 1.2%
Banc of California, Inc.	61,291	968,398
BofI Holding, Inc.	5,089	150,125
BSB Bancorp, Inc.	11	305
Capitol Federal Financial, Inc.	361	5,577
Charter Financial Corporation	161	2,766
Five Oaks Investment Corporation	10,096	52,600
Impac Mortgage Holdings, Inc.	5,284	73,025
LendingTree, Inc.	373	41,739
MMA Capital Management, LLC	26	577
Nationstar Mortgage Holdings, Inc.	7,188	130,390
Northwest Bancshares, Inc.	1,641	28,012
Ocwen Financial Corporation	181,847	958,334
People's United Financial, Inc.	2,125	39,844
Walter Investment Management Corporation	245,456	932,733
WSFS Financial Corporation	10	453
		3,384,878
Health Care - 20.4%
Biotechnology - 8.8%
Abeona Therapeutics, Inc.	144,208	663,357
ACADIA Pharmaceuticals, Inc.	41,002	1,418,259
Actinium Pharmaceuticals, Inc.	6,618	7,015
Adamas Pharmaceuticals, Inc.	10,179	161,541
Aduro Biotech, Inc.	792	9,385
Aeglea Biotherapeutics, Inc.	332	1,325

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Health Care - 20.4% (Continued)
Biotechnology - 8.8% (Continued)
Aeterna Zentaris, Inc.	18,089	$56,980
AMAG Pharmaceuticals, Inc.	509	12,267
Anavex Life Sciences Corporation	48,435	217,957
Aquinox Pharmaceuticals, Inc.	9,040	163,262
Arbutus Biopharma Corporation	10,118	26,813
Array BioPharma, Inc.	4,991	54,252
Arrowhead Pharmaceuticals, Inc.	524,054	1,016,665
Asterias Biotherapeutics, Inc.	11,595	49,279
Atara Biotherapeutics, Inc.	533	7,169
Athersys, Inc.	66,008	71,949
aTyr Pharma, Inc.	34,442	113,659
Aurinia Pharmaceuticals, Inc.	49,044	151,055
Bioblast Pharma Ltd.	285	402
Biocept, Inc.	41,512	59,362
Calithera Biosciences, Inc.	1,051	7,357
Cara Therapeutics, Inc.	3,257	49,897
CareDx, Inc.	839	2,014
Cascadian Therapeutics, Inc.	921	3,813
Catabasis Pharmaceuticals, Inc.	25,954	104,595
Celldex Therapeutics, Inc.	4,725	15,403
Cellectar Biosciences, Inc.	4,605	7,506
Cellular Biomedicine Group, Inc.	224	2,778
Clovis Oncology, Inc.	911	59,033
Codexis, Inc.	4,273	20,297
Conatus Pharmaceuticals, Inc.	120,464	520,404
ContraFect Corporation	1,762	3,172
Corbus Pharmaceuticals Holdings, Inc.	138,790	929,893
CorMedix, Inc.	1,645	2,731
CTI BioPharma Corporation	2,808	13,338
Dynavax Technologies Corporation	237,535	973,893
Eagle Pharmaceuticals, Inc.	82	5,675
Editas Medicine, Inc.	43,526	758,223
Eleven Biotherapeutics, Inc.	48,165	103,073
Esperion Therapeutics, Inc.	374	4,533
Exact Sciences Corporation	50,004	947,576
Fortress Biotech, Inc.	80,184	196,451
Galena Biopharma, Inc.	1,203	1,985
Genocea Biosciences, Inc.	54,516	240,961
GenVec, Inc.	15,985	101,345
Geron Corporation	40,661	84,575
GTx, Inc.	4,770	26,807
Halozyme Therapeutics, Inc.	122	1,409
Heron Therapeutics, Inc.	70,192	912,496
Idera Pharmaceuticals, Inc.	28,150	39,410
Ignyta, Inc.	577	2,827
ImmunoGen, Inc.	378,364	885,372
Immunomedics, Inc.	207,169	932,260
Infinity Pharmaceuticals, Inc.	152,223	315,102
Inovio Pharmaceuticals, Inc.	4,840	31,944
Insys Therapeutics, Inc.	16,444	168,386
Intellia Therapeutics, Inc.	770	9,948

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Health Care - 20.4% (Continued)
Biotechnology - 8.8% (Continued)
Intercept Pharmaceuticals, Inc.	2,467	$270,753
Intrexon Corporation	57,217	1,210,712
Ionis Pharmaceuticals, Inc.	5,031	223,879
Juno Therapeutics, Inc.	64,109	1,368,086
Keryx Biopharmaceuticals, Inc.	3,995	19,935
Kindred Biosciences, Inc.	354	2,319
Kite Pharma, Inc.	202	10,296
Lexicon Pharmaceuticals, Inc.	3,216	46,085
Ligand Pharmaceuticals, Inc.	55	5,830
Lion Biotechnologies, Inc.	2,843	20,612
MacroGenics, Inc.	80	1,478
MediciNova, Inc.	423	2,352
Merrimack Pharmaceuticals, Inc.	303,712	944,544
Microbot Medical, Inc.	902	4,194
MiMedx Group, Inc.	8,051	65,052
Mirati Therapeutics, Inc.	398	2,030
Myriad Genetics, Inc.	392	6,343
NantKwest, Inc.	45,785	245,408
Neuralstem, Inc.	596	1,782
NewLink Genetics Corporation	864	10,515
Novavax, Inc.	690,597	904,682
Nymox Pharmaceutical Corporation	7,630	22,661
Ohr Pharmaceutical, Inc.	55,122	79,927
Omeros Corporation	112,659	1,091,666
Oncobiologics, Inc.	1,545	5,500
Opexa Therapeutics, Inc.	258	245
Ophthotech Corporation	193,803	922,502
OPKO Health, Inc.	36,009	312,918
Organovo Holdings, Inc.	7,014	25,882
OvaScience, Inc.	41,149	65,015
PhaseRx, Inc.	21	30
Pieris Pharmaceuticals, Inc.	2,242	4,910
Portola Pharmaceuticals, Inc.	4,465	121,671
ProQR Therapeutics N.V.	966	3,743
PTC Therapeutics, Inc.	2,648	34,689
Recro Pharma, Inc.	5,522	40,918
Regulus Therapeutics, Inc.	77,871	93,445
Retrophin, Inc.	292	5,729
Rigel Pharmaceuticals, Inc.	885	1,841
Sangamo Therapeutics, Inc.	22,119	77,416
Sarepta Therapeutics, Inc.	30,117	935,434
Seattle Genetics, Inc.	6,150	370,476
Sophiris Bio, Inc.	35,266	101,919
Sorrento Therapeutics, Inc.	119	643
Stellar Biotechnologies, Inc.	1,413	2,699
Stonebridge Biopharma plc	24,455	59,915
Syndax Pharmaceuticals, Inc.	650	4,940
T2 Biosystems, Inc.	3,359	18,139
TG Therapeutics, Inc.	61,975	297,480
Tracon Pharmaceuticals, Inc.	201	965
Trovagene, Inc.	49,756	99,512

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Health Care - 20.4% (Continued)
Biotechnology - 8.8% (Continued)
Vascular Biogenics Ltd.	6,236	$32,427
Viking Therapeutics, Inc.	219	309
vTv Therapeutics, Inc. - Class A	827	4,747
XBiotech, Inc.	29,613	337,588
Zafgen, Inc.	16,289	68,577
ZIOPHARM Oncology, Inc.	176,309	1,043,749
		24,405,549
Health Care Equipment & Supplies - 4.1%
ABIOMED, Inc.	3,385	360,062
Accuray, Inc.	85,259	490,239
Alere, Inc.	6,515	241,055
Align Technology, Inc.	1,247	114,337
Antares Pharma, Inc.	2,334	5,135
Avinger, Inc.	40,800	106,080
Baxter International, Inc.	7	335
Biolase, Inc.	1,841	2,872
Bovie Medical Corporation	389	1,470
Cerus Corporation	207,415	883,588
Check Cap Ltd.	1,129	2,552
Cogentix Medical, Inc.	21	39
ConforMIS, Inc.	1,629	13,521
CytoSorbents Corporation	4,917	27,289
Derma Sciences, Inc.	530	3,710
DexCom, Inc.	4,451	352,297
Digirad Corporation	16,338	82,507
Endologix, Inc.	144,480	991,133
EnteroMedics, Inc.	16,104	101,294
GenMark Diagnostics, Inc.	45,892	556,670
Integra LifeSciences Holdings Corporation	44	1,836
Invacare Corporation	446	5,129
InVivo Therapeutics Holdings Corporation	11,647	55,323
iRadimed Corporation	3,689	33,754
Meridian Bioscience, Inc.	67,195	880,255
Neovasc, Inc.	114,197	131,327
Novadaq Technologies, Inc.	136,778	924,619
Novocure Ltd.	143,229	909,504
Oxford Immunotec Global plc	7	95
Quotient Ltd.	19,210	124,097
ResMed, Inc.	5,525	373,159
Retractable Technologies, Inc.	1,650	1,881
Rockwell Medical, Inc.	192,026	1,115,671
Roka Bioscience, Inc.	11,058	50,756
Second Sight Medical Products, Inc.	70,864	101,336
Sientra, Inc.	114,194	980,926
Skyline Medical, Inc.	10,599	23,848
Sunshine Heart, Inc.	20,581	108,873
Tandem Diabetes Care, Inc.	44,348	104,218
TransEnterix, Inc.	642,467	944,426
ViewRay, Inc.	30,141	157,035
Viveve Medical, Inc.	9,149	44,830
VolitionRX Ltd.	502	2,385

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Health Care - 20.4% (Continued)
Health Care Equipment & Supplies - 4.1% (Continued)
Wright Medical Group N.V.	393	$9,896
ZELTIQ Aesthetics, Inc.	135	5,986
		11,427,350
Health Care Providers & Services - 2.7%
AAC Holdings, Inc.	120,651	959,175
Acadia Healthcare Company, Inc.	9,911	380,285
Aceto Corporation	1,264	24,130
Adeptus Health, Inc. - Class A	121,527	871,349
Air Methods Corporation	8,539	304,842
Anthem, Inc.	20	3,083
BioScrip, Inc.	677,577	928,280
Brookdale Senior Living, Inc.	24,240	362,873
Capital Senior Living Corporation	13,694	228,279
Community Health Systems, Inc.	5,774	36,954
Express Scripts Holding Company	37	2,549
Genesis Healthcare, Inc.	5,725	23,530
InfuSystems Holdings, Inc.	6,051	13,917
Interpace Diagnostics Group, Inc.	24,138	100,655
Kindred Healthcare, Inc.	40	266
MEDNAX, Inc.	5,212	356,240
Nobilis Health Corporation	472,419	1,015,701
Quorum Health Corporation	62,649	550,685
Sharps Compliance Corporation	26,954	123,988
Surgery Partners, Inc.	188	3,478
Teladoc, Inc.	1,121	22,420
Tenet Healthcare Corporation	20,607	362,477
Triple-S Management Corporation - Class B	68	1,299
Trupanion, Inc.	46,135	737,699
Veracyte, Inc.	500	3,690
		7,417,844
Health Care Services - 0.1%
Envision Healthcare Corporation	5,467	371,756

Health Care Technology - 0.4%
Castlight Health, Inc. - Class B	7,569	23,464
Computer Programs & Systems, Inc.	1,524	34,442
Connecture, Inc.	1,929	3,472
Inovalon Holdings, Inc. - Class A	3,290	37,999
NantHealth, Inc.	107,018	871,127
		970,504
Life Sciences Tools & Services - 1.7%
Accelerate Diagnostics, Inc.	48,103	1,007,758
Albany Molecular Research, Inc.	47,934	881,986
Bio-Techne Corporation	2,376	241,758
Bruker Corporation	15,448	366,581
Champions Oncology, Inc.	890	4,227
ChromaDex Corporation	35,349	98,270
Fluidigm Corporation	125,853	796,649
Illumina, Inc.	2,366	378,797
Pacific Biosciences of California, Inc.	198,627	957,382

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Health Care - 20.4% (Continued)
Life Sciences Tools & Services - 1.7% (Continued)
pSivida Corporation	23,896	$42,057
		4,775,465
Pharmaceuticals - 2.6%
AcelRx Pharmaceuticals, Inc.	7,801	20,673
Achaogen, Inc.	57,675	931,451
Adamis Pharmaceuticals Corporation	37,121	115,075
Aerie Pharmaceuticals, Inc.	544	23,882
Agile Therapeutics, Inc.	46,789	107,615
Allergan plc	1,818	397,942
Apricus Biosciences, Inc.	34,770	85,882
Aralez Pharmaceuticals, Inc.	69,032	290,625
Auris Medical Holding A.G.	2,182	2,575
BioDelivery Sciences International, Inc.	46,929	91,512
Bio-Path Holdings, Inc.	2,981	2,832
Biostar Pharmaceuticals, Inc.	54	151
Bristol-Myers Squibb Company	5,852	287,684
Cempra, Inc.	307,193	967,658
Clearside Biomedical, Inc.	1,429	10,646
Collegium Pharmaceutical, Inc.	1,205	20,268
Concordia International Corporation	54,490	102,441
ContraVir Pharmaceuticals, Inc.	2,182	3,098
Egalet Corporation	186,293	910,973
Evoke Pharma, Inc.	27,829	78,199
EyeGate Pharmaceuticals, Inc.	16,963	26,123
Flex Pharma, Inc.	441	1,923
Innoviva, Inc.	7,480	79,288
Intellipharmaceutics International, Inc.	1,265	3,479
Intra-Cellular Therapies, Inc.	1,970	28,447
KemPharm, Inc.	1,078	3,827
Lannett Company, Inc.	1,360	27,404
Neos Therapeutics, Inc.	17,143	100,287
Neuroderm Ltd.	750	18,037
Ocular Therapeutix, Inc.	7,524	49,357
Orexigen Therapeutics, Inc.	30,639	103,253
Pernix Therapeutics Holdings, Inc.	24,561	68,280
Reata Pharmaceuticals, Inc. - Class A	5,702	141,980
Revance Therapeutics, Inc.	2,084	41,680
SCYNEXIS, Inc.	32,903	99,367
Teligent, Inc.	9,635	67,445
TherapeuticsMD, Inc.	165,875	963,734
Titan Pharmaceuticals, Inc.	1,077	4,685
Tokai Pharmaceuticals, Inc.	2,887	2,717
WAVE Life Science Ltd.	1,054	30,302
Zynerba Pharmaceuticals, Inc.	56,966	982,094
		7,294,891
Industrials - 9.6%
Aerospace & Defense - 1.3%
AeroVironment, Inc.	34,898	913,979
Arotech Corporation	47,019	190,427
Astrotech Corporation	596	852
DigitalGlobe, Inc.	994	27,882

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Industrials - 9.6% (Continued)
Aerospace & Defense - 1.3% (Continued)
HEICO Corporation	1,994	$153,438
KEYW Holding Corporation (The)	109,909	1,100,189
National Presto Industries, Inc.	1,984	211,097
TASER International, Inc.	38,408	959,432
		3,557,296
Air Freight & Logistics - 0.0% (a)
Echo Global Logistics, Inc.	238	5,653

Airlines - 0.4%
Allegiant Travel Company	4,893	841,596
Copa Holdings S.A. - Class A	3,995	389,473
		1,231,069
Building Products - 0.4%
Advanced Drainage Systems, Inc.	1,853	44,657
Apogee Enterprises, Inc.	999	57,023
Armstrong Flooring, Inc.	162	3,407
Armstrong World Industries, Inc.	8,405	335,780
Builders FirstSource, Inc.	495	5,326
Insteel Industries, Inc.	17,603	652,015
MFRI, Inc.	831	7,271
		1,105,479
Commercial Services & Supplies - 1.4%
Acme United Corporation	3	73
Aqua Metals, Inc.	92,319	1,030,280
ARC Document Solutions, Inc.	161	758
Avery Dennison Corporation	43	3,140
Cemtrex, Inc.	14,619	92,100
CompX International, Inc.	258	3,767
Covanta Holding Corporation	9,162	147,508
EnerNOC, Inc.	21,128	120,430
Healthcare Services Group, Inc.	2,501	99,415
Interface, Inc.	35	637
Intersections, Inc.	27,462	108,200
Mobile Mini, Inc.	29,351	955,375
Performant Financial Corporation	45,865	95,399
R.R. Donnelley & Sons Company	42	726
Ritchie Bros. Auctioneers, Inc.	26,952	874,323
Team, Inc.	8,222	276,259
Tetra Tech, Inc.	9	393
Virco Manufacturing Corporation	3,634	15,990
		3,824,773
Construction & Engineering - 0.6%
Dycom Industries, Inc.	11,678	941,947
Goldfield Corporation (The)	65,236	394,678
HC2 Holdings, Inc.	179	1,190
Layne Christensen Company	4,724	49,271
Northwest Pipe Company	5	96
Orion Group Holdings, Inc.	75	788
Quanta Services, Inc.	10,438	374,620
		1,762,590

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Industrials - 9.6% (Continued)
Electrical Equipment - 1.2%
Acuity Brands, Inc.	1,699	$352,084
American Superconductor Corporation	11,110	77,659
Energous Corporation	11,616	167,967
Energy Focus, Inc.	21,777	101,699
Enphase Energy, Inc.	83,541	124,476
FuelCell Energy, Inc.	60,153	90,229
Generac Holdings, Inc.	2,338	94,128
Highpower International, Inc.	388	854
Hydrogenics Corporation	511	2,989
Ideal Power, Inc.	135	270
Ocean Power Technologies, Inc.	38,079	100,148
Plug Power, Inc.	969,987	1,028,186
Power Solutions International, Inc.	13,710	101,454
Sunrun, Inc.	174,793	924,655
Ultralife Corporation	7,069	38,879
		3,205,677
Industrial Conglomerates - 0.1%
General Electric Company	10,306	306,088

Machinery - 2.3%
Altra Industrial Motion Corporation	85	3,170
American Railcar Industries, Inc.	1,748	77,856
ARC Group Worldwide, Inc.	20,132	88,581
Blue Bird Corporation	802	13,514
Briggs & Stratton Corporation	58,754	1,272,612
Caterpillar, Inc.	418	39,986
Chart Industries, Inc.	199	7,719
Energy Recovery, Inc.	728	7,455
ExOne Company (The)	3,605	35,509
FreightCar America, Inc.	58,873	850,715
Gencor Industries, Inc.	298	4,664
Gorman-Rupp Company (The)	134	4,350
Greenbrier Companies, Inc. (The)	2,671	116,856
Kornit Digital Ltd.	52,708	874,953
Lincoln Electric Holdings, Inc.	50	4,168
Lindsay Corporation	2,087	157,235
Manitex International, Inc.	769	6,659
Manitowoc Company, Inc. (The)	124,237	848,539
Middleby Corporation (The)	2,908	390,195
Nordson Corporation	69	7,834
Omega Flex, Inc.	265	12,569
Proto Labs, Inc.	18,772	985,530
Sun Hydraulics Corporation	918	35,967
Supreme Industries, Inc. - Class A	2,946	54,088
Titan International, Inc.	649	8,625
Wabash National Corporation	1,041	18,374
Westinghouse Air Brake Technologies Corporation	4,501	389,967
Westport Fuel Systems, Inc.	94,336	118,863
		6,436,553
Marine - 0.2%
Diana Containerships, Inc.	42,456	129,491

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Industrials - 9.6% (Continued)
Marine - 0.2% (Continued)
Diana Shipping, Inc.	10,847	$44,906
Eagle Bulk Shipping, Inc.	24,634	154,948
Euroseas Ltd.	48,002	84,963
Genco Shipping & Trading Ltd.	3,148	29,749
Navios Maritime Holdings, Inc.	24,204	47,440
Safe Bulkers, Inc.	13,454	20,181
Seanergy Maritime Holdings Corporation	91,304	105,000
Star Bulk Carriers Corporation	1,915	16,641
		633,319
Professional Services - 0.6%
Acacia Research Corporation	787	4,604
Advisory Board Company (The)	20,815	947,082
BG Staffing, Inc.	6,460	83,528
CDI Corporation	437	3,758
Cogint, Inc.	131,136	504,874
Lightbridge Corporation	2,132	2,047
		1,545,893
Road & Rail - 0.5%
Celadon Group, Inc.	109,469	831,965
Covenant Transportation Group, Inc. - Class A	4,089	88,036
CSX Corporation	7,603	352,703
Heartland Express, Inc.	1,314	27,068
P.A.M. Transportation Services, Inc.	906	21,119
USA Truck, Inc.	168	1,420
		1,322,311
Trading Companies & Distributors - 0.5%
EnviroStar, Inc.	11,257	168,855
Fastenal Company	7,685	381,791
GATX Corporation	1,791	103,555
Houston Wire & Cable Company	62	456
Huttig Building Products, Inc.	641	4,314
Kaman Corporation	1,180	59,625
MSC Industrial Direct Company, Inc. - Class A	3,822	390,417
Neff Corporation - Class A	114	1,790
Nexeo Solutions, Inc.	462	4,163
Textainer Group Holdings Ltd.	590	8,496
Titan Machinery, Inc.	389	5,372
W.W. Grainger, Inc.	1,568	396,030
		1,524,864
Transportation Infrastructure - 0.1%
Pingtan Marine Enterprise Ltd.	20,791	63,828
Sino-Global Shipping America Ltd.	41,833	114,623
		178,451
Information Technology - 11.1%
Communications Equipment - 1.5%
Applied Optoelectronics, Inc.	126	3,876
Arista Networks, Inc.	4,095	384,930
CalAmp Corporation	61,911	929,903
ClearOne, Inc.	722	9,061
DragonWave, Inc.	1,437	2,299
EMCORE Corporation	70,616	635,544

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Information Technology - 11.1% (Continued)
Communications Equipment - 1.5% (Continued)
Extreme Networks, Inc.	376	$2,079
Harmonic, Inc.	181,834	963,720
Inseego, Corporation	32,797	101,343
Numerex Corporation - Class A	1,033	6,074
Oclaro, Inc.	94,059	922,719
ParkerVision, Inc.	288	637
PC-TEL, Inc.	231	1,342
Resonant, Inc.	23,718	96,532
Wi-Lan, Inc.	1,476	2,406
xG Technology, Inc.	23,973	40,994
		4,103,459
Electronic Equipment, Instruments & Components - 1.7%
Anixter International, Inc.	24	2,052
Applied DNA Science, Inc.	21,901	39,422
Cognex Corporation	5,410	365,500
CUI Global, Inc.	692	4,498
Digital Ally, Inc.	5,810	31,665
Electro Scientific Industries, Inc.	71,493	469,709
eMagin Corporation	18,989	42,725
Fitbit, Inc. - Class A	196,610	1,181,626
Knowles Corporation	5,582	100,588
Maxwell Technologies, Inc.	49,790	237,000
Mesa Laboratories, Inc.	7,161	853,162
MicroVision, Inc.	76,207	102,879
Neonode, Inc.	57,468	103,442
Netlist, Inc.	104,613	111,936
PCM, Inc.	30,607	687,127
Perceptron, Inc.	768	5,030
RadiSys Corporation	14	62
Research Frontiers, Inc.	101	193
SuperCom Ltd.	21,789	76,479
Superconductor Technologies, Inc.	97,222	112,778
TTM Technologies, Inc.	509	7,548
Uni-Pixel, Inc.	66,581	92,548
Vishay Intertechnology, Inc.	6,330	105,078
		4,733,047
Internet Software & Services - 1.3%
Angie's List, Inc.	97,641	612,209
Care.com, Inc.	55	464
Chegg, Inc.	11,550	83,044
comScore, Inc.	232	7,784
Envestnet, Inc.	637	24,079
Five9, Inc.	215	3,324
Gogo, Inc.	36,979	338,358
Hortonworks, Inc.	98,215	952,685
Internap Corporation	18,332	30,248
Internet Gold-Golden Lines Ltd.	20	206
iPass, Inc.	11,135	16,368
LendingClub Corporation	5,690	35,107
Live Ventures, Inc.	5,680	124,846
Match Group, Inc.	15,923	276,583

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Information Technology - 11.1% (Continued)
Internet Software & Services - 1.3% (Continued)
MeetMe, Inc.	3,684	$18,125
MINDBODY, Inc. - Class A	257	6,258
Net Element, Inc.	1,502	1,322
New Relic, Inc.	118	4,272
Nutanix, Inc. - Class A	3,593	108,760
Perion Network Ltd.	583	1,079
Piksel, Inc. - Series A-2 (b)	346,880	0
Quotient Technology, Inc.	762	8,115
Remark Media, Inc.	31,098	100,447
Rocket Fuel, Inc.	29,522	59,044
Shutterstock, Inc.	86	4,627
Stamps.com, Inc.	299	36,343
Synacor, Inc.	31,909	100,513
Tremor Video, Inc.	806	1,967
TrueCar, Inc.	15,305	201,261
Twilio, Inc. - Class A	1,405	40,506
WebMD Health Corporation	145	7,234
Xactly Corporation	1,648	20,023
YuMe, Inc.	8,830	31,435
Zillow Group, Inc. - Class A	10,325	371,493
		3,628,129
IT Services - 1.8%
ALJ Regional Holdings, Inc.	6,560	26,174
Black Knight Financial Services, Inc. - Class A	189	6,889
Blackhawk Network Holdings, Inc.	13,475	481,057
Cardtronics plc - Class A	3,001	163,794
China Customer Relations Centers, Inc.	949	16,864
CIBER, Inc.	2,782	1,199
Computer Sciences Corporation	6,324	393,353
FleetCor Technologies, Inc.	18	2,655
Forrester Research, Inc.	42	1,714
Mattersight Corporation	30,426	109,534
ModusLink Global Solutions, Inc.	1,196	2,093
PFSweb, Inc.	1,393	10,461
Square, Inc. - Class A	29,230	427,343
Syntel, Inc.	43,816	922,765
Unisys Corporation	2,506	32,202
VeriFone Systems, Inc.	72,717	1,321,268
Virtusa Corporation	33,333	849,325
WEX, Inc.	3,073	351,336
		5,120,026
Semiconductors & Semiconductor Equipment - 1.8%
Acacia Communications, Inc.	431	25,071
Adesto Technologies Corporation	27,200	96,560
Ambarella, Inc.	396	19,646
Amtech Systems, Inc.	9,181	49,577
AXT, Inc.	789	4,537
Canadian Solar, Inc.	2,634	30,844
Cree, Inc.	14,226	392,353
CyberOptics Corporation	22,624	814,464
First Solar, Inc.	38,376	1,196,947

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Information Technology - 11.1% (Continued)
Semiconductors & Semiconductor Equipment - 1.8% (Continued)
GigPeak, Inc.	45,277	$116,815
Kopin Corporation	242	772
Nova Measuring Instruments Ltd.	98	1,470
NVE Corporation	4	310
NVIDIA Corporation	3,610	394,140
PDF Solutions, Inc.	1,973	44,412
Pixelworks, Inc.	1,329	3,881
QuickLogic Corporation	75,464	113,196
Rambus, Inc.	415	5,387
Sigma Designs, Inc.	3,776	23,034
SolarEdge Technologies, Inc.	51,878	671,820
SunPower Corporation	140,250	931,260
Ultratech, Inc.	84	2,177
		4,938,673
Software - 2.5%
ACI Worldwide, Inc.	768	14,899
Asure Software, Inc.	3,437	36,398
Attunity Ltd.	4,000	24,760
Bottomline Technologies (de), Inc.	361	9,285
BroadSoft, Inc.	176	7,392
Covisint Corporation	1,057	2,061
Datawatch Corporation	2,874	23,136
Digimarc Corporation	27,136	716,390
Ebix, Inc.	17,970	997,335
ePlus, Inc.	2	224
FireEye, Inc.	1,616	21,897
Gigamon, Inc.	27,013	895,481
Glu Mobile, Inc.	432,848	995,550
Guidance Software, Inc.	566	4,109
Imperva, Inc.	810	33,818
Mitek Systems, Inc.	2,296	15,154
MobileIron, Inc.	112,723	490,345
Model N, Inc.	52,375	460,900
Net 1 UEPS Technologies, Inc.	172	1,978
NetScout Systems, Inc.	187	6,227
NetSol Technologies, Inc.	316	1,627
Nxt-ID, Inc.	22,866	58,080
PROS Holdings, Inc.	1,332	29,810
QAD, Inc. - Class A	30	867
Seachange International, Inc.	42,404	102,618
Sito Mobile Ltd.	20,881	46,147
VASCO Data Security International, Inc.	320	4,864
VirnetX Holding Corporation	417,113	1,084,494
VMware, Inc. - Class A	4,615	403,997
Workday, Inc. - Class A	4,726	392,683
Workiva, Inc.	38	479
		6,883,005
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corporation	59,562	982,177
Avid Technology, Inc.	4,483	23,984
CPI Card Group, Inc.	88,049	400,623

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Information Technology - 11.1% (Continued)
Technology Hardware, Storage & Peripherals - 0.5% (Continued)
Dataram Corporation	45,210	$64,650
Diebold Nixdorf, Inc.	308	8,378
Intevac, Inc.	404	3,798
USA Technologies, Inc.	172	722
		1,484,332
Materials - 4.9%
Chemicals - 1.9%
Advanced Emissions Solutions, Inc.	312	2,983
AgroFresh Solutions, Inc.	288,083	757,658
Balchem Corporation	129	10,996
BioAmber, Inc.	115,311	428,957
CF Industries Holdings, Inc.	10,597	373,968
China Green Agriculture, Inc.	1,818	2,291
Dow Chemical Company (The)	3,377	201,370
Flotek Industries, Inc.	101,214	1,069,832
Intrepid Potash, Inc.	14,076	28,715
LSB Industries, Inc.	107,446	914,365
Marrone Bio Innovations, Inc.	16,515	36,333
NL Industries, Inc.	3,793	22,758
Platform Specialty Products Corporation	33,391	405,367
Rayonier Advanced Materials, Inc.	1,218	16,528
Senomyx, Inc.	17,164	20,254
TerraVia Holdings, Inc.	509,411	494,180
Westlake Chemical Corporation	5,514	341,372
		5,127,927
Construction Materials - 0.0% (a)
Caesarstone Ltd.	141	4,279
Tecnoglass, Inc.	5,555	66,327
U.S. Concrete, Inc.	105	6,877
		77,483
Containers & Packaging - 0.3%
AptarGroup, Inc.	1,037	75,670
Ball Corporation	5,105	389,307
Berry Plastics Group, Inc.	22	1,123
Multi Packaging Solutions International Ltd.	26,512	472,444
		938,544
Metals & Mining - 2.3%
AK Steel Holding Corporation	3,053	24,668
Alamos Gold, Inc. - Class A	23,161	173,708
Alexco Resource Corporation	39,802	74,430
Allegheny Technologies, Inc.	1,432	31,117
Ampco-Pittsburgh Corporation	737	11,092
Asanko Gold, Inc.	160,402	590,279
Avino Silver & Gold Mines Ltd.	64,347	113,251
B2Gold Corporation	7,545	23,088
Carpenter Technology Corporation	1,494	59,790
Century Aluminum Company	29	447
Cliffs Natural Resources, Inc.	3,703	32,475
Coeur Mining, Inc.	1,897	22,100
Compass Minerals International, Inc.	658	55,009
Eldorado Gold Corporation	5,452	19,246

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Materials - 4.9% (Continued)
Metals & Mining - 2.3% (Continued)
Endeavour Silver Corporation	8,397	$35,519
Energy Fuels, Inc.	244,388	537,654
First Majestic Silver Corporation	107,928	1,036,109
Gold Resource Corporation	182,568	982,216
Gold Standard Ventures Corporation	138,350	384,613
Great Panther Silver Ltd.	123,253	223,088
Hecla Mining Company	3,562	22,939
HudBay Minerals, Inc.	657	5,157
IAMGOLD Corporation	102,455	473,342
McEwen Mining, Inc.	252,831	993,626
Mountain Province Diamonds, Inc.	1,433	6,090
NN, Inc.	2,958	57,237
Northern Dynasty Minerals Ltd.	13,231	38,370
NOVAGOLD Resources, Inc.	3,817	20,306
Paramount Gold Nevada Corporation	174	311
Richmont Mines, Inc.	3,597	29,495
Royal Gold, Inc.	27	1,949
Sandstorm Gold Ltd.	7,003	30,953
Seabridge Gold, Inc.	5,060	49,841
Southern Copper Corporation	700	26,852
Stillwater Mining Company	427	7,259
Tahoe Resources, Inc.	4,074	37,236
Western Copper and Gold Corporation	60,541	77,493
Yamana Gold, Inc.	7,487	24,782
		6,333,137
Paper & Forest Products - 0.4%
Deltic Timber Corporation	117	8,888
Domtar Corporation	198	8,651
International Paper Company	6,986	395,408
Rentech, Inc.	69	178
Resolute Forest Products, Inc.	119,697	658,333
		1,071,458
Real Estate - 4.0%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Acadia Realty Trust	29,300	932,912
Agree Realty Corporation	5,939	278,539
American Campus Communities, Inc.	8,125	395,038
American Farmland Company	5,304	44,448
City Office REIT, Inc.	26,728	336,506
CoreSite Realty Corporation	3,664	315,580
Corporate Office Properties Trust	13,605	432,911
Education Realty Trust, Inc.	24,783	996,524
Farmland Partners, Inc.	23,037	261,700
Gladstone Commercial Corporation	249	4,890
Independence Realty Trust, Inc.	81,714	754,220
Investors Real Estate Trust	91,501	589,267
Kimco Realty Corporation	39,761	989,651
Monogram Residential Trust, Inc.	7,650	77,801
National Health Investors, Inc.	13,981	1,034,454
New York REIT, Inc.	105,284	1,047,576
Public Storage	1,036	222,740

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
Real Estate - 4.0% (Continued)
Equity Real Estate Investment Trusts (REITs) - 4.0% (Continued)
Realty Income Corporation	17,562	$1,047,222
Regency Centers Corporation	983	68,545
Retail Properties of America, Inc. - Class A	93	1,392
STAG Industrial, Inc.	14,503	335,599
Terreno Realty Corporation	26,204	712,487
Whitestone REIT	7,562	105,187
		10,985,189
Real Estate Management & Development - 0.0% (a)
Griffin Industrial Realty, Inc.	113	3,552

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.4%
CenturyLink, Inc.	344	8,896
Frontier Communications Corporation	356,552	1,244,367
Globalstar, Inc.	586,653	926,912
Iridium Communications, Inc.	14,885	150,339
magicJack VocalTec Ltd.	16,220	115,973
pdvWireless, Inc.	14,651	312,066
Straight Path Communications, Inc. - Class B	30,287	1,061,256
Windstream Holdings, Inc.	4,880	39,430
Zayo Group Holdings, Inc.	73	2,333
		3,861,572
Wireless Telecommunication Services - 0.1%
Sprint Corporation	42,492	392,201

Utilities - 0.8%
Electric Utilities - 0.1%
ALLETE, Inc.	16	1,046
Duke Energy Corporation	39	3,063
Fortis, Inc.	1	8
Southern Company (The)	7,338	362,717
Spark Energy, Inc. - Class A	1,356	35,052
		401,886
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc.	168	1,604
Pattern Energy Group, Inc.	224	4,422
TerraForm Global, Inc. - Class A	9,144	40,234
TerraForm Power, Inc. - Class A	2,550	30,269
Vivint Solar, Inc.	301,224	918,733
		995,262
Multi-Utilities - 0.0% (a)
CenterPoint Energy, Inc.	165	4,325

Water Utilities - 0.3%
Cadiz, Inc.	61,869	869,259

Total Common Stocks (Proceeds $254,600,120)		$222,917,493

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

WARRANTS - 0.0% (a)	Shares	Value
Sears Holdings Corporation (Proceeds $627)	36	$80

Total Securities Sold Short - 80.3% (Proceeds $254,600,747)		$222,917,573

(a)	Percentage rounds to less than 0.1%.
(b)
Security has been valued at fair value pursuant to procedures adopted by and under the supervision of the Board of Trustees. The total value of such securities is $0 at January 31, 2017, representing 0.0% of net assets (Note 1).

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
January 31, 2017 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	02/15/2017	260	$3,354,000	$333,028
E-Mini S&P 500 Future	03/17/2017	153	17,407,575	(100,450)

Total Futures Contracts Sold Short			$20,761,575	$232,578

See accompanying notes to Schedules of Investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Consumer Discretionary - 13.9%
Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	13,591	$277,256
Cooper-Standard Holdings, Inc. (a)	1,819	191,504
Horizon Global Corporation (a)	4,221	82,605
Metaldyne Performance Group, Inc.	3,316	78,258
Modine Manufacturing Company (a)	2,695	36,652
Shiloh Industries, Inc. (a)	7,016	84,122
Spartan Motors, Inc.	8,936	70,594
Standard Motor Products, Inc.	1,471	73,359
Tenneco, Inc. (a)	2,892	195,065
Tower International, Inc.	888	23,266
		1,112,681
Diversified Consumer Services - 1.5%
Apollo Education Group, Inc. (a)	24,758	247,332
Ascent Capital Group, Inc. - Class A (a)	3,522	54,556
Bright Horizons Family Solutions, Inc. (a)	2,731	193,519
Capella Education Company	2,322	198,531
Graham Holdings Company - Class B	145	75,335
K12, Inc. (a)	5,747	114,538
LifeLock, Inc. (a)	3,173	76,025
Matthews International Corporation - Class A	458	30,892
		990,728
Hotels, Restaurants & Leisure - 2.5%
Biglari Holdings, Inc. (a)	148	65,594
Bloomin' Brands, Inc.	11,073	189,459
Bojangles', Inc. (a)	3,875	76,725
Caesars Entertainment Corporation (a)	20,629	184,630
Dave & Buster's Entertainment, Inc. (a)	1,411	76,843
Denny's Corporation (a)	4,383	53,341
International Speedway Corporation - Class A	1,661	60,876
Intrawest Resorts Holdings, Inc. (a)	3,634	74,897
Isle of Capri Casinos, Inc. (a)	3,967	94,454
La Quinta Holdings, Inc. (a)	4,991	70,523
Lindblad Expeditions Holdings, Inc. (a)	2,408	21,648
Marcus Corporation (The)	4,190	124,233
Penn National Gaming, Inc. (a)	5,033	69,355
RCI Hospitality Holdings, Inc.	5,762	101,123
Red Rock Resorts, Inc. - Class A	2,215	52,008
Ruth's Hospitality Group, Inc.	5,647	96,846
Speedway Motorsports, Inc.	6,080	130,659
Texas Roadhouse, Inc.	3,886	181,243
		1,724,457
Household Durables - 1.5%
Beazer Homes USA, Inc. (a)	15,812	225,479
Century Communities, Inc. (a)	3,558	80,944
CSS Industries, Inc.	2,859	70,389
Flexsteel Industries, Inc.	1,990	101,211
Helen of Troy Ltd. (a)	818	76,319
Hovnanian Enterprises, Inc. - Class A (a)	29,359	69,581
KB Home	5,034	82,457
Lennar Corporation - Class B	2,423	87,131

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Consumer Discretionary - 13.9% (Continued)
Household Durables - 1.5% (Continued)
Libbey, Inc.	4,796	$82,060
Taylor Morrison Home Corporation - Class A (a)	8,549	165,851
		1,041,422
Internet & Direct Marketing Retail - 1.3%
Blue Nile, Inc.	6,116	248,982
Liberty TripAdvisor Holdings, Inc. - Series A (a)	4,480	80,416
Overstock.com, Inc. (a)	9,640	160,024
RetailMeNot, Inc. (a)	8,631	78,111
Travelport Worldwide Ltd.	24,684	354,462
		921,995
Leisure Products - 0.7%
Callaway Golf Company	21,917	248,319
Johnson Outdoors, Inc. - Class A	2,614	90,131
Marine Products Corporation	1,826	20,835
MCBC Holdings, Inc.	6,954	97,008
		456,293
Media - 1.7%
Entravision Communication Corporation - Class A	14,197	76,664
Liberty Braves Group - Series A (a)	3,740	74,613
Liberty Formula One Group - Series A (a)	2,603	75,435
MDC Partners, Inc. - Class A	7,175	45,920
National CineMedia, Inc.	1,425	20,891
News Corporation - Class B	6,245	78,999
Reading International, Inc. - Class A (a)	2,318	37,899
Scholastic Corporation	5,737	262,640
Time, Inc.	10,093	194,290
Townsquare Media, Inc. - Class A (a)	6,578	70,253
tronc, Inc.	12,711	168,548
Viacom, Inc. - Class A	1,752	79,278
		1,185,430
Specialty Retail - 2.6%
Aaron's, Inc.	4,291	132,764
Asbury Automotive Group, Inc. (a)	1,184	77,670
Ascena Retail Group, Inc. (a)	9,664	46,484
Barnes & Noble Education, Inc. (a)	18,810	189,040
Caleres, Inc.	5,220	160,515
Chico's FAS, Inc.	11,420	154,056
Citi Trends, Inc.	4,332	69,529
GameStop Corporation - Class A	2,722	66,662
Group 1 Automotive, Inc.	34	2,747
Haverty Furniture Companies, Inc.	4,780	104,204
Office Depot, Inc.	75,513	336,033
Rent-A-Center, Inc.	6,235	55,866
Select Comfort Corporation (a)	5,450	109,981
Sonic Automotive, Inc. - Class A	4,866	113,864
Stein Mart, Inc.	19,476	71,282
Tailored Brands, Inc.	2,562	54,442
West Marine, Inc. (a)	1,374	12,737
Winmark Corporation	304	33,668
		1,791,544

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Consumer Discretionary - 13.9% (Continued)
Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Company	3,523	$191,545
Steven Madden Ltd. (a)	2,018	71,034
Unifi, Inc. (a)	2,589	69,618
		332,197
Consumer Staples - 3.5%
Beverages - 0.3%
Coca-Cola Bottling Company Consolidated	1,124	189,776
Primo Water Corporation (a)	2,355	30,427
		220,203
Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	6,253	236,051
Chefs' Warehouse, Inc. (The) (a)	3,465	57,866
Performance Food Group Company (a)	3,274	72,519
Weis Markets, Inc.	1,167	69,366
		435,802
Food Products - 1.6%
Darling Ingredients, Inc. (a)	22,200	266,400
Fresh Del Monte Produce, Inc.	86	4,924
J & J Snack Foods Corporation	588	75,011
John B. Sanfilippo & Son, Inc.	993	65,329
Lancaster Colony Corporation	763	99,991
Limoneira Company	1,819	30,923
Omega Protein Corporation (a)	8,450	210,828
Sanderson Farms, Inc.	2,080	189,280
Seaboard Corporation (a)	32	123,200
		1,065,886
Household Products - 0.4%
Central Garden & Pet Company - Class A (a)	3,536	108,838
HRG Group, Inc. (a)	11,579	194,875
		303,713
Personal Products - 0.3%
Inter Parfums, Inc.	2,563	87,398
Nutraceutical International Corporation	2,134	71,489
Revlon, Inc. - Class A (a)	336	11,239
		170,126
Tobacco - 0.3%
Turning Point Brands, Inc. (a)	1,983	26,334
Universal Corporation	2,509	170,612
		196,946
Energy - 5.2%
Energy Equipment & Services - 1.5%
Archrock, Inc.	18,581	271,282
Exterran Corporation (a)	9,998	310,138
Gulf Island Fabrication, Inc.	2,981	41,436
Independence Contract Drilling, Inc. (a)	1,952	12,376
Matrix Service Company (a)	2,304	51,610
Natural Gas Services Group, Inc. (a)	4,236	121,573
Parker Drilling Company (a)	30,317	77,308
Rowan Companies plc - Class A (a)	3,526	63,186
Willbros Group, Inc. (a)	38,591	116,931
		1,065,840

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Energy - 5.2% (Continued)
Oil, Gas & Consumable Fuels - 3.7%
Abraxas Petroleum Corporation (a)	25,865	$63,887
Alon USA Energy, Inc.	14,718	165,725
Basic Energy Services, Inc. (a)	1,992	81,413
Bill Barrett Corporation (a)	9,422	61,714
California Resources Corporation (a)	1,371	29,367
Callon Petroleum Company (a)	9,827	150,157
Carrizo Oil & Gas, Inc. (a)	5,101	180,371
Cloud Peak Energy, Inc. (a)	529	3,010
Contango Oil & Gas Company (a)	5,381	43,586
Eclipse Resources Corporation (a)	8,162	20,078
Evolution Petroleum Corporation	11,879	103,347
Gastar Exploration, Inc. (a)	40,728	69,238
Gener8 Maritime, Inc. (a)	18,323	92,531
Golar LNG Ltd.	3,320	85,855
Green Plains, Inc.	9,892	222,570
Hallador Energy Company	10,361	97,393
International Seaways, Inc. (a)	6,688	116,237
Navios Maritime Acquisition Corporation	44,306	82,409
Overseas Shipholding Group, Inc. - Class A	21,655	106,326
Pacific Ethanol, Inc. (a)	4,527	32,142
PDC Energy, Inc. (a)	2,556	188,991
RSP Permian, Inc. (a)	4,592	195,436
Teekay Tankers Ltd. - Class A	28,829	70,631
Western Refining, Inc.	5,514	193,045
Westmoreland Coal Company (a)	3,860	70,059
		2,525,518
Financials - 15.5%
Banks - 8.3%
1st Source Corporation	5,252	236,918
Banco Latinoamericano de Comercio Exterior S.A. - Class E	2,252	61,254
BancorpSouth, Inc.	6,397	189,991
Banner Corporation	1,616	90,690
Blue Hills Bancorp, Inc.	1,055	20,045
Bryn Mawr Bank Corporation	1,897	75,975
Camden National Corporation	983	40,775
Cardinal Financial Corporation	2,412	75,640
Cascade Bancorp (a)	9,775	77,907
Cathay General Bancorp	5,245	191,128
Central Valley Community Bancorp	1,529	30,932
CoBiz Financial, Inc.	1,695	29,696
Community Trust Bancorp, Inc.	1,606	74,278
Eagle Bancorp, Inc. (a)	1,665	101,981
Enterprise Financial Services Corporation	2,774	115,537
Evans Bancorp, Inc.	1,196	44,132
Financial Institutions, Inc.	2,302	75,851
First BanCorp (Puerto Rico) (a)	11,614	78,046
First Citizens BancShares, Inc. - Class A	519	190,338
First Horizon National Corporation	1	4
First Merchants Corporation	6,902	264,554
First Midwest Bancorp, Inc.	8,014	194,580

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Financials - 15.5% (Continued)
Banks - 8.3% (Continued)
First of Long Island Corporation (The)	663	$17,967
Franklin Financial Network, Inc. (a)	4,117	158,710
Great Southern Bancorp, Inc.	1,497	74,925
Great Western Bancorp, Inc.	391	16,715
Green Bancorp, Inc. (a)	1,714	29,395
Guaranty Bancorp	4,516	109,287
Heritage Commerce Corporation	6,159	86,472
Heritage Financial Corporation	2,929	74,690
HomeTrust Bancshares, Inc. (a)	3,063	75,809
Hope Bancorp, Inc.	8,726	182,461
IBERIABANK Corporation	2,121	174,240
Independent Bank Corporation (Michigan)	2,278	47,838
MainSource Financial Group, Inc.	5,135	168,736
MB Financial, Inc.	3,301	146,994
Mercantile Bank Corporation	2,292	74,032
Midland States Bancorp, Inc.	1,001	33,894
Old Line Bancshares, Inc.	2,810	75,336
Old Second Bancorp, Inc.	2,898	31,298
Pacific Continental Corporation	3,060	75,888
Pacific Premier Bancorp, Inc. (a)	1,955	76,929
Park Sterling Corporation	3,179	37,194
People's Utah Bancorp	1,240	31,310
PrivateBancorp, Inc.	3,562	194,699
QCR Holdings, Inc.	1,811	75,972
Renasant Corporation	1,705	67,859
Republic Bancorp, Inc. - Class A	1,512	52,391
Sierra Bancorp	3,064	81,993
SmartFinancial, Inc. (a)	1,428	31,844
Southwest Bancorp, Inc.	1,117	30,941
State Bank Financial Corporation	1,809	47,830
Sterling Bancorp	8,148	194,330
Suffolk Bancorp	1,790	74,142
TriCo Bancshares	4,543	167,500
Triumph Bancorp, Inc. (a)	2,933	79,338
Umpqua Holdings Corporation	10,651	195,020
Union Bankshares Corporation	5,583	205,231
Univest Corporation of Pennsylvania	2,683	75,526
Yadkin Financial Corporation	2,094	67,008
		5,701,996
Capital Markets - 1.9%
BGC Partners, Inc. - Class A	12,244	135,541
Diamond Hill Investment Group, Inc.	165	33,363
Donnelley Financial Solutions, Inc. (a)	3,557	85,652
Houlihan Lokey, Inc.	9,363	291,189
INTL FCStone, Inc. (a)	1,276	47,059
Investment Technology Group, Inc.	1,830	36,820
Moelis & Company - Class A	2,033	69,325
OM Asset Management plc	18,470	260,427
Oppenheimer Holdings, Inc. - Class A	8,988	153,695
PJT Partners, Inc. - Class A	1,342	42,608
Virtu Financial, Inc. - Class A	4,356	76,448

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Financials - 15.5% (Continued)
Capital Markets - 1.9% (Continued)
Westwood Holdings Group, Inc.	1,015	$56,759
		1,288,886
Consumer Finance - 0.8%
Enova International, Inc. (a)	5,249	74,011
FirstCash, Inc.	2,820	120,414
Green Dot Corporation - Class A (a)	6,997	187,519
Nelnet, Inc. - Class A	3,493	171,262
		553,206
Diversified Financial Services - 0.4%
Marlin Business Services Corporation	1,391	31,923
NewStar Financial, Inc. (a)	2,844	25,255
PHH Corporation (a)	12,775	186,260
		243,438
Insurance - 2.4%
American Equity Investment Life Holding Company	10,923	257,783
Argo Group International Holdings Ltd.	2,842	181,746
Baldwin & Lyons, Inc. - Class B	3,145	75,480
EMC Insurance Group, Inc.	2,083	60,720
Employers Holdings, Inc.	1,990	72,536
FBL Financial Group, Inc. - Class A	3,583	250,093
James River Group Holdings Ltd.	2,913	115,500
Kemper Corporation	687	29,678
National General Holdings Corporation	11,002	269,439
OneBeacon Insurance Group Ltd. - Class A	5,567	90,352
RLI Corporation	247	14,677
State National Companies, Inc.	6,718	92,440
Third Point Reinsurance Ltd. (a)	9,989	114,374
		1,624,818
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Apollo Commercial Real Estate Finance, Inc.	4,413	76,830
Ares Commercial Real Estate Corporation	4,361	58,786
ARMOUR Residential REIT, Inc.	3,219	67,664
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	129	2,358
Invesco Mortgage Capital, Inc.	2,125	30,961
Ladder Capital Corporation	1,622	21,994
Sutherland Asset Management Corporation	3,837	50,649
		309,242
Thrifts & Mortgage Finance - 1.3%
Bank Mutual Corporation	7,910	75,541
Berkshire Hills Bancorp, Inc.	361	12,779
EverBank Financial Corporation	4,967	96,509
Federal Agricultural Mortgage Corporation - Class C	573	31,893
First Financial Northwest, Inc.	1,495	31,021
Flagstar Bancorp, Inc. (a)	1,745	44,969
Meta Financial Group, Inc.	844	74,145
NMI Holdings, Inc. - Class A (a)	20,090	216,972
OceanFirst Financial Corporation	2,444	69,434
Ocwen Financial Corporation (a)	11,721	61,770
Stonegate Mortgage Corporation (a)	4,027	31,209
Walker & Dunlop, Inc. (a)	2,306	72,432

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Financials - 15.5% (Continued)
Thrifts & Mortgage Finance - 1.3% (Continued)
WSFS Financial Corporation	2,164	$98,029
		916,703
Health Care - 16.5%
Biotechnology - 4.6%
Acceleron Pharma, Inc. (a)	7,021	170,470
Advaxis, Inc. (a)	2,245	20,115
AMAG Pharmaceuticals, Inc. (a)	1,983	47,790
BioSpecifics Technologies Corporation (a)	5,149	264,092
Biostage, Inc. (a)	1	1
Cascadian Therapeutics, Inc. (a)	7,401	30,640
Cidara Therapeutics, Inc. (a)	2,376	23,522
Coherus Biosciences, Inc. (a)	3,638	101,500
CoLucid Pharmaceuticals, Inc. (a)	1,642	76,107
Concert Pharmaceuticals, Inc. (a)	8,629	76,367
CytomX Therapeutics, Inc. (a)	3,897	45,283
FibroGen, Inc. (a)	7,809	176,874
Genomic Health, Inc. (a)	8,634	237,262
Ignyta, Inc. (a)	6,394	31,331
Ironwood Pharmaceuticals, Inc. (a)	10,177	146,345
MacroGenics, Inc. (a)	11,059	204,260
Natera, Inc. (a)	23,500	210,560
Organovo Holdings, Inc. (a)	18,566	68,508
Pfenex, Inc. (a)	9,053	72,243
PharmAthene, Inc. (a)	23,230	72,013
Progenics Pharmaceuticals, Inc. (a)	28,342	252,811
SciClone Pharmaceuticals, Inc. (a)	16,300	165,445
Selecta Biosciences, Inc. (a)	4,038	56,532
Vanda Pharmaceuticals, Inc. (a)	12,485	176,663
Versartis, Inc. (a)	12,632	180,638
Xencor, Inc. (a)	10,146	241,779
		3,149,151
Health Care Equipment & Supplies - 3.3%
Analogic Corporation	3,017	234,270
AngioDynamics, Inc. (a)	9,976	160,564
Atrion Corporation	163	79,642
Cantel Medical Corporation	2,519	194,996
CONMED Corporation	1,512	67,420
CryoLife, Inc. (a)	2,709	51,471
Cutera, Inc. (a)	4,331	80,123
Derma Sciences, Inc. (a)	10,851	75,957
Exactech, Inc. (a)	2,751	67,812
Haemonetics Corporation (a)	1,758	70,074
Halyard Health, Inc. (a)	2,967	114,140
Integra LifeSciences Holdings Corporation (a)	4,674	195,046
Lantheus Holdings, Inc. (a)	18,301	155,559
LeMaitre Vascular, Inc.	6,844	155,427
Merit Medical Systems, Inc. (a)	1,255	31,877
Natus Medical, Inc. (a)	6,314	246,562
OraSure Technologies, Inc. (a)	11,696	103,159
Oxford Immunotec Global plc (a)	5,524	74,629
Surmodics, Inc. (a)	836	20,231

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Health Care - 16.5% (Continued)
Health Care Equipment & Supplies - 3.3% (Continued)
Vascular Solutions, Inc. (a)	1,359	$76,036
ViewRay, Inc. (a)	3,448	17,964
ZELTIQ Aesthetics, Inc. (a)	109	4,833
		2,277,792
Health Care Providers & Services - 4.2%
Addus HomeCare Corporation (a)	4,895	167,164
Almost Family, Inc. (a)	2,131	100,690
American Renal Associates Holdings, Inc. (a)	1,585	30,464
AMN Healthcare Services, Inc. (a)	1,390	49,832
BioTelemetry, Inc. (a)	8,627	198,852
Capital Senior Living Corporation (a)	4,187	69,797
Chemed Corporation	476	79,059
Civitas Solutions, Inc. (a)	3,821	69,924
Community Health Systems, Inc. (a)	12,151	77,766
CorVel Corporation (a)	4,407	169,008
Cross Country Healthcare, Inc. (a)	3,288	47,577
Ensign Group, Inc. (The)	3,378	68,709
Genesis Healthcare, Inc. (a)	4,606	18,931
HMS Holdings Corporation (a)	4,187	76,036
LHC Group, Inc. (a)	6,625	332,111
LifePoint Hospitals, Inc. (a)	1,295	76,858
Magellan Health, Inc. (a)	5,650	423,468
Owens & Minor, Inc.	2,289	82,129
PharMerica Corporation (a)	3,177	78,790
Providence Service Corporation (The) (a)	1,995	77,107
RadNet, Inc. (a)	5,190	30,102
Select Medical Holdings Corporation (a)	5,398	67,205
Surgery Partners, Inc. (a)	5,160	95,460
Surgical Care Affiliates, Inc. (a)	2,073	117,125
Triple-S Management Corporation - Class B (a)	1,193	22,798
Universal American Corporation (a)	17,540	174,348
Veracyte, Inc. (a)	9,877	72,892
		2,874,202
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	7,181	84,090
HealthStream, Inc. (a)	1,756	40,318
Inovalon Holdings, Inc. - Class A (a)	4,342	50,150
Quality Systems, Inc. (a)	4,920	73,849
Vocera Communications, Inc. (a)	2,958	61,378
		309,785
Life Sciences Tools & Services - 1.5%
Albany Molecular Research, Inc. (a)	21	387
Cambrex Corporation (a)	5,134	269,278
INC Research Holdings, Inc. - Class A (a)	7,717	409,001
NanoString Technologies, Inc. (a)	4,232	76,345
NeoGenomics, Inc. (a)	4,782	38,543
PRA Health Sciences, Inc. (a)	3,501	205,124
		998,678
Pharmaceuticals - 2.4%
ANI Pharmaceuticals, Inc. (a)	1,160	70,122
Assembly Biosciences, Inc. (a)	3,839	71,290

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Health Care - 16.5% (Continued)
Pharmaceuticals - 2.4% (Continued)
Catalent, Inc. (a)	7,205	$192,806
Clearside Biomedical, Inc. (a)	8,842	65,873
Corcept Therapeutics, Inc. (a)	7,551	53,688
Heska Corporation (a)	3,531	281,138
Impax Laboratories, Inc. (a)	15,210	200,011
Intersect ENT, Inc. (a)	5,409	73,021
Phibro Animal Health Corporation - Class A	13,731	366,618
Prestige Brands Holdings, Inc. (a)	3,767	198,747
Supernus Pharmaceuticals, Inc. (a)	3,518	95,162
		1,668,476
Industrials - 13.0%
Aerospace & Defense - 1.6%
AdvanSix, Inc. (a)	3,486	89,555
Aerojet Rocketdyne Holdings, Inc. (a)	5,100	92,361
Curtiss-Wright Corporation	2,016	197,689
Ducommun, Inc. (a)	1,451	42,993
Esterline Technologies Corporation (a)	2,272	194,597
HEICO Corporation - Class A	1,412	93,616
KLX, Inc. (a)	346	16,950
Moog, Inc. - Class A (a)	1,438	94,721
Teledyne Technologies, Inc. (a)	892	109,600
Vectrus, Inc. (a)	7,094	159,899
		1,091,981
Airlines - 0.4%
Hawaiian Holdings, Inc. (a)	3,511	178,886
SkyWest, Inc.	1,941	68,711
		247,597
Building Products - 0.9%
Armstrong Flooring, Inc. (a)	5,985	125,864
Gibraltar Industries, Inc. (a)	5,693	249,923
Patrick Industries, Inc. (a)	908	74,229
Ply Gem Holdings, Inc. (a)	331	5,346
TopBuild Corporation (a)	4,869	180,689
		636,051
Commercial Services & Supplies - 2.8%
ACCO Brands Corporation (a)	19,681	250,933
Brink's Company (The)	707	31,461
Casella Waste Systems, Inc. - Class A (a)	8,285	95,775
CECO Environmental Corporation	1,882	24,692
Essendant, Inc.	11,607	242,470
Herman Miller, Inc.	2,598	81,058
Hudson Technologies, Inc. (a)	7,549	54,806
Interface, Inc.	4,029	73,328
Kimball International, Inc. - Class B	4,532	75,820
Knoll, Inc.	6,315	164,885
LSC Communications, Inc.	1,190	31,202
MSA Safety, Inc.	425	30,324
R.R. Donnelley & Sons Company	4,516	77,449
Steelcase, Inc. - Class A	15,875	266,700
Tetra Tech, Inc.	2,099	91,726
Viad Corporation	3,794	166,367

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Industrials - 13.0% (Continued)
Commercial Services & Supplies - 2.8% (Continued)
West Corporation	5,998	$145,571
		1,904,567
Construction & Engineering - 0.8%
Aegion Corporation (a)	1,927	44,822
Argan, Inc.	1,030	75,963
Comfort Systems USA, Inc.	2,298	77,787
Goldfield Corporation (The) (a)	4,884	29,548
IES Holdings, Inc. (a)	1,586	30,927
Orion Group Holdings, Inc. (a)	7,339	77,060
Tutor Perini Corporation (a)	2,718	80,996
Willdan Group, Inc. (a)	4,379	117,401
		534,504
Electrical Equipment - 0.6%
Atkore International Group, Inc. (a)	2,916	77,915
Encore Wire Corporation	2,756	116,441
EnerSys	2,124	165,566
General Cable Corporation	2,267	46,020
Powell Industries, Inc.	590	22,703
TPI Composites, Inc. (a)	358	6,949
		435,594
Machinery - 3.6%
Alamo Group, Inc.	1,207	91,286
Astec Industries, Inc.	2,148	150,317
Barnes Group, Inc.	638	30,707
Chart Industries, Inc. (a)	260	10,085
CLARCOR, Inc.	2,330	192,947
Columbus McKinnon Corporation	5,530	152,020
Commercial Vehicle Group, Inc. (a)	5,229	31,165
ESCO Technologies, Inc.	1,322	76,940
Gencor Industries, Inc. (a)	4,703	73,602
Global Brass & Copper Holdings, Inc.	2,836	94,013
Harsco Corporation	33,695	449,828
Kadant, Inc.	1,253	77,185
Lydall, Inc. (a)	515	31,415
Meritor, Inc. (a)	17,920	258,586
Mueller Industries, Inc.	527	21,217
Mueller Water Products, Inc. - Series A	13,267	178,574
Navistar International Corporation (a)	9,282	253,120
SPX Corporation (a)	181	4,516
Supreme Industries, Inc. - Class A	2,392	43,917
Watts Water Technologies, Inc. - Class A	4,011	264,726
		2,486,166
Marine - 0.0% (b)
Costamare, Inc.	5,829	30,952

Professional Services - 1.5%
Barrett Business Services, Inc.	3,268	196,439
CRA International, Inc.	3,537	117,535
Heidrick & Struggles International, Inc.	5,665	126,613
Hill International, Inc. (a)	5,340	28,836
ICF International, Inc. (a)	1,416	73,632

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Industrials - 13.0% (Continued)
Professional Services - 1.5% (Continued)
Kelly Services, Inc. - Class A	5,456	$122,160
Kforce, Inc.	3,429	78,867
Navigant Consulting, Inc. (a)	4,036	99,689
RPX Corporation (a)	7,105	77,160
TrueBlue, Inc. (a)	3,176	78,606
WageWorks, Inc. (a)	307	22,150
		1,021,687
Road & Rail - 0.3%
YRC Worldwide, Inc. (a)	11,282	168,440

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	1,225	74,051
Lawson Products, Inc. (a)	1,263	32,649
Rush Enterprises, Inc. - Class A (a)	5,546	181,631
Willis Lease Finance Corporation (a)	1,743	44,412
		332,743
Information Technology - 14.2%
Communications Equipment - 1.7%
ADTRAN, Inc.	3,725	81,578
Black Box Corporation	5,374	71,743
Ciena Corporation (a)	7,827	190,509
Digi International, Inc. (a)	4,054	52,905
Extreme Networks, Inc. (a)	23,824	131,747
Ixia (a)	4,732	92,037
KVH Industries, Inc. (a)	12,781	132,922
Plantronics, Inc.	3,397	192,202
ShoreTel, Inc. (a)	4,207	29,239
ViaSat, Inc. (a)	2,840	184,344
		1,159,226
Electronic Equipment, Instruments & Components - 2.3%
Anixter International, Inc. (a)	1,789	152,959
AVX Corporation	4,765	77,193
Benchmark Electronics, Inc. (a)	6,156	188,374
CTS Corporation	2,024	43,516
II-VI, Inc. (a)	2,551	93,111
Kimball Electronics, Inc. (a)	6,089	104,122
Novanta, Inc. (a)	3,363	75,163
PC Connection, Inc.	7,060	192,597
Plexus Corporation (a)	1,422	77,215
Rogers Corporation (a)	2,766	221,142
ScanSource, Inc. (a)	3,646	144,199
Tech Data Corporation (a)	2,287	195,676
		1,565,267
Internet Software & Services - 1.8%
Autobytel, Inc. (a)	3,227	44,371
Bankrate, Inc. (a)	10,286	112,117
Bazaarvoice, Inc. (a)	3,728	17,522
Benefitfocus, Inc. (a)	1,835	55,509
Brightcove, Inc. (a)	30,909	222,545
Cornerstone OnDemand, Inc. (a)	1,171	47,648
DHI Group, Inc. (a)	2,852	16,256

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Information Technology - 14.2% (Continued)
Internet Software & Services - 1.8% (Continued)
Endurance International Group Holdings, Inc. (a)	8,799	$67,752
Five9, Inc. (a)	5,239	80,995
Instructure, Inc. (a)	2,576	56,157
Liquidity Services, Inc. (a)	2,952	28,782
MeetMe, Inc. (a)	12,320	60,614
NIC, Inc.	2,699	65,046
Shutterstock, Inc. (a)	120	6,456
Web.com Group, Inc. (a)	3,722	70,532
XO Group, Inc. (a)	14,094	265,390
		1,217,692
IT Services - 1.9%
CACI International, Inc. - Class A (a)	257	31,560
Convergys Corporation	7,677	190,543
Everi Holdings, Inc. (a)	30,751	90,715
EVERTEC, Inc.	8,568	146,084
Hackett Group, Inc. (The)	4,455	72,394
Lionbridge Technologies, Inc. (a)	13,279	75,956
MoneyGram International, Inc. (a)	8,722	110,769
NeuStar, Inc. - Class A (a)	2,334	77,489
Science Applications International Corporation	2,224	181,078
TeleTech Holdings, Inc.	7,653	226,529
Virtusa Corporation (a)	3,156	80,415
		1,283,532
Semiconductors & Semiconductor Equipment - 3.5%
Alpha & Omega Semiconductor Ltd. (a)	7,956	161,905
Amkor Technology, Inc. (a)	25,173	236,878
AXT, Inc. (a)	14,706	84,559
Brooks Automation, Inc.	4,388	76,439
Cabot Microelectronics Corporation	2,954	199,424
Cohu, Inc.	13,084	172,709
Cree, Inc. (a)	3,010	83,016
CyberOptics Corporation (a)	3,400	122,400
DSP Group, Inc. (a)	6,843	74,247
Entegris, Inc. (a)	14,128	264,900
IXYS Corporation	6,317	76,436
Microsemi Corporation (a)	3,513	186,716
Nanometrics, Inc. (a)	6,862	176,422
NVE Corporation	656	50,899
Rudolph Technologies, Inc. (a)	2,632	60,404
Semtech Corporation (a)	9,132	300,899
Ultratech, Inc. (a)	2,201	57,050
Xcerra Corporation (a)	4,734	35,884
		2,421,187
Software - 2.5%
Barracuda Networks, Inc. (a)	3,589	84,306
CommerceHub, Inc. - Series C (a)	5,289	77,114
CommVault Systems, Inc. (a)	5,124	251,588
HubSpot, Inc. (a)	1,367	70,127
MicroStrategy, Inc. - Class A (a)	965	194,254
Progress Software Corporation	3,342	93,643
QAD, Inc. - Class A	2,575	74,418

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Information Technology - 14.2% (Continued)
Software - 2.5% (Continued)
RealPage, Inc. (a)	12,074	$369,464
RingCentral, Inc. - Class A (a)	10,928	255,169
Rubicon Project, Inc. (The) (a)	15,390	130,353
Telenav, Inc. (a)	8,631	76,816
Upland Software, Inc. (a)	2,617	31,640
		1,708,892
Technology Hardware, Storage & Peripherals - 0.5%
Eastman Kodak Company (a)	11,643	156,016
Electronics For Imaging, Inc. (a)	3,757	168,840
Intevac, Inc. (a)	3,371	31,687
		356,543
Materials - 3.9%
Chemicals - 1.8%
Chemtura Corporation (a)	8,261	273,439
GCP Applied Technologies, Inc. (a)	7,085	190,941
Innophos Holdings, Inc.	1,814	88,233
KMG Chemicals, Inc.	2,900	106,894
Koppers Holdings, Inc. (a)	1,835	74,226
Kraton Corporation (a)	2,356	63,282
OMNOVA Solutions, Inc. (a)	8,315	75,666
PolyOne Corporation	5,726	195,314
Sensient Technologies Corporation	1,371	105,224
Stepan Company	957	74,751
		1,247,970
Construction Materials - 0.1%
Headwaters, Inc. (a)	3,246	75,210

Metals & Mining - 1.0%
Ferroglobe plc	21,037	221,099
Haynes International, Inc.	5,032	206,866
SunCoke Energy, Inc. (a)	24,876	219,406
		647,371
Paper & Forest Products - 1.0%
Boise Cascade Company (a)	10,293	255,266
Louisiana-Pacific Corporation (a)	14,965	286,281
Schweitzer-Mauduit International, Inc.	3,079	136,492
		678,039
Real Estate - 8.7%
Equity Real Estate Investment Trusts (REITs) - 8.7%
Bluerock Residential Growth REIT, Inc.	17,460	228,377
CBL & Associates Properties, Inc.	41,938	455,027
Cedar Realty Trust, Inc.	68,699	412,881
CorEnergy Infrastructure Trust, Inc.	11,041	396,372
Cousins Properties, Inc.	42,486	361,131
First Industrial Realty Trust, Inc.	16,067	415,332
First Potomac Realty Trust	39,127	400,661
Hudson Pacific Properties, Inc.	15,164	536,957
InfraREIT, Inc.	26,062	429,502
Kite Realty Group Trust	12,156	291,987
Mack-Cali Realty Corporation	16,999	476,312
Pennsylvania Real Estate Investment Trust	24,424	437,434

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Real Estate - 8.7% (Continued)
Equity Real Estate Investment Trusts (REITs) - 8.7% (Continued)
Silver Bay Realty Trust Corporation	5,757	$97,006
UMH Properties, Inc.	27,779	406,962
Urstadt Biddle Properties, Inc. - Class A	7,692	172,685
Washington Prime Group, Inc.	43,905	423,683
		5,942,309
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.1%
8x8, Inc. (a)	8,924	141,446
General Communication, Inc. - Class A (a)	11,928	239,991
Hawaiian Telcom Holdco, Inc. (a)	777	19,293
IDT Corporation - Class B	12,628	242,458
Inteliquent, Inc.	4,957	113,515
		756,703
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	2,878	33,673
Shenandoah Telecommunications Company	834	22,726
		56,399
Utilities - 1.4%
Electric Utilities - 0.7%
ALLETE, Inc.	3,076	201,017
El Paso Electric Company	1,846	84,731
MGE Energy, Inc.	495	31,507
NRG Yield, Inc. - Class A	10,774	175,077
		492,332
Gas Utilities - 0.1%
Southwest Gas Holdings, Inc.	711	57,285

Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corporation (a)	40,831	95,953
Atlantica Yield plc	8,591	183,847
Ormat Technologies, Inc.	161	8,646
Pattern Energy Group, Inc.	550	10,857
		299,303
Water Utilities - 0.2%
Artesian Resources Corporation - Class A	936	29,044
SJW Group	1,519	76,102
		105,146

Total Common Stocks (Cost $61,688,197)		$66,417,842

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

RIGHTS - 0.1%	Shares	Value
Tobira Therapeutics, Inc. (Cost $28,352)	2,038	$31,895

Total Investments at Value - 97.1% (Cost $61,716,549)		$66,449,737

Other Assets in Excess of Liabilities - 2.9%		2,006,195

Net Assets - 100.0%		$68,455,932

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS - 17.1%	Par Value	Value
U.S. Treasury Bills (a)
0.606%, due 06/01/2017	$626,000	$624,925
0.555%, due 06/15/2017	637,000	635,776
0.529%, due 06/29/2017	695,000	693,472
0.585%, due 07/13/2017	498,000	496,658
Total U.S. Treasury Obligations (Cost $2,450,595)		$2,450,831

MONEY MARKET FUNDS - 49.2%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34% (b)	195,807	$195,807
Fidelity Institutional Money Market Government Portfolio - Class I, 0.43% (b)	2,940,111	2,940,111
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.40% (b)	1,233,947	1,233,947
PIMCO Government Money Market Fund, 0.46% (b)	195,656	195,656
Premier U.S. Government Money Portfolio, 0.45% (b)	1,233,887	1,233,887
Vanguard Federal Money Market Fund, 0.48% (b)	1,233,823	1,233,823
Total Money Market Funds (Cost $7,033,231)		$7,033,231

Total Investments at Value - 66.3% (Cost $9,483,826)		$9,484,062

Other Assets in Excess of Liabilities - 33.7% (c)		4,817,550

Net Assets - 100.0%		$14,301,612

(a)	Rate shown is the average annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of January 31, 2017.
(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
January 31, 2017 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Cocoa Future	03/16/2017	13	$273,390	$(12,027)
Copper Future	03/29/2017	3	204,488	8,939
Cotton No. 2 Future	03/09/2017	1	37,470	1,796
Feeder Cattle Future	03/30/2017	9	552,487	(21,202)
Frozen Concentrate Orange Juice Future	03/13/2017	20	518,700	(48,454)
Live Cattle Future	04/28/2017	10	456,700	(14,103)
Oats Future	03/14/2017	38	464,075	(7,574)
Palladium Future	03/29/2017	4	302,080	17,810
Platinum Future	04/26/2017	4	199,620	5,000
Red Spring Wheat Future	03/14/2017	44	1,206,700	47,475
Red Spring Wheat Future	05/12/2017	3	82,125	(278)
Sugar No. 11 Future	02/28/2017	17	389,368	(12,483)

Total Futures Contracts			$4,687,203	$(35,101)

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
January 31, 2017 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Coffee Future	03/21/2017	5	$280,406	$(16,821)
Corn Future	03/14/2017	25	449,688	(4,044)
Crude Oil Future	02/21/2017	10	528,500	12,092
Ethanol Future	03/03/2017	8	349,624	(2,702)
Hard Red Winter Wheat Future	03/14/2017	23	493,925	(6,023)
Lean Hogs Future	02/14/2017	10	276,300	(41,553)
Lean Hogs Future	04/17/2017	5	138,500	58
Lumber Future	03/15/2017	14	512,050	(2,041)
Natural Gas Future	02/24/2017	1	31,350	56
Rough Rice Future	03/14/2017	24	457,680	2,028
Wheat Future	03/14/2017	60	1,262,250	(21,131)
Total Commodity Futures			4,780,273	(80,081)

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	02/15/2017	54	696,600	64,231
E-Mini S&P 500 Future	03/17/2017	32	3,640,800	(21,235)
EURO STOXX 50 Future	03/17/2017	37	1,293,382	(15,657)
EURO VSTOXX Mini Future	02/15/2017	93	178,711	12,026
EURO VSTOXX Mini Future	03/22/2017	122	252,218	2,007
Total Financial Futures			6,061,711	41,372

Total Futures Contracts Sold Short			$10,841,984	$(38,709)

See accompanying notes to Schedules of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2017 (Unaudited)

1.	Securities valuation

The portfolio securities of TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (the “Funds”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.

Fixed income securities are generally valued using prices provided by an independent pricing service approved by the TFS Capital Investment Trust’s Board of Trustees (the “Board”). The independent pricing service will employ methodologies that they believe are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations.

Futures contracts that trade on exchanges that close at 4:00 p.m. Eastern time are valued at their closing price as quoted on their primary exchange. Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time are valued at their last sale price as of the close of regular trading on their primary exchange. Futures contracts that trade on exchanges that close after 4:00 p.m. Eastern time are valued at their last sale price on their primary exchange as of the close of the NYSE. If no closing price is readily available at the time of valuation, the futures contracts will be valued at the closing bid price for that day as reported by the primary exchange. Prices for these futures contracts are monitored daily by TFS Capital LLC (the Funds’ investment advisor) until 4:00 p.m. Eastern time to determine if fair valuation is required.

Investments in securities and other financial instruments for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

The Funds’ investments and other financial instruments have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board’s guidance on fair value measurement. The levels of the fair value hierarchy and their applicability to the Funds are described below:

•
Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date. Level 1 assets and liabilities may include most common stocks, investment company shares, rights, warrants, futures contracts and money market funds.

•
Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active. Assets and liabilities included in this category may include common stocks and other securities that are not actively traded on an exchange, and fixed income obligations with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

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NOTES TO SCHEDULES OF INVESTMENTS (Continued)

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Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. Assets and liabilities included in this category may include common stocks and other securities that trade infrequently or their trading has been halted for an extended period of time.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The availability of observable inputs can vary from product to product and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized as Level 3.

The following is a summary of the inputs used to value the Funds’ investments, securities sold short and other financial instruments as of January 31, 2017:

TFS Market Neutral Fund	Level 1	Level 2		Level 3		Total
Investments in Securities
Common Stocks	$256,911,734	$-		$-		$256,911,734
Investment Companies	10,058,742	-		-		10,058,742
Warrants	-	0	*	-		0
Total	$266,970,476	$0		$-		$266,970,476

Other Financial Instruments:
Common Stocks – Sold Short	$(222,917,493)	$-		$0	*	$(222,917,493)
Warrants – Sold Short	(80)	-		-		(80)
Futures Contracts – Sold Short	232,578	-		-		232,578
Total	$(222,684,995)	$-		$0		$(222,684,995)

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$66,417,842	$-	$-	$66,417,842
Rights	31,895	-	-	31,895
Total	$66,449,737	$-	$-	$66,449,737

TFS Hedged Futures Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$-	$2,450,831	$-	$2,450,831
Money Market Funds	7,033,231	-	-	7,033,231
Total	$7,033,231	$2,450,831	$-	$9,484,062

Other Financial Instruments:
Futures Contracts	$(35,101)	$-	$-	$(35,101)
Futures Contracts – Sold Short	(38,709)	-	-	(38,709)
Total	$(73,810)	$-	$-	$(73,810)

*	TFS Market Neutral Fund holds a Warrant and Common Stocks - Sold Short, which have been fair valued at $0.

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NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities by security type and sector or industry type.

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period. As of January 31, 2017, the Funds did not have any transfers into and out of any Level.

There were no Level 3 securities or other financial instruments held by TFS Small Cap Fund or TFS Hedged Futures Fund as of January 31, 2017.

The following is a reconciliation of Level 3 securities and other financial instruments of TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value between October 31, 2016 and January 31, 2017.

	Other Financial Instruments
Balance as of October 31, 2016	$0	*
Change in unrealized appreciation	-
Balance as of January 31, 2017	$0	*

The total amount of unrealized appreciation on TFS Market Neutral Fund’s Level 3 other financial instruments was $5,536,684 at January 31, 2017.

The following table summarizes the valuation techniques and unobservable inputs approved and monitored by the Board to determine the fair value of TFS Market Neutral Fund’s Level 3 securities and other financial instruments as of January 31, 2017:

	Fair Value at 01/31/2017	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input **
Common Stocks - Sold Short	$ 0*	Discount from last sale price	Discount Percentage	100%	Increase

*	TFS Market Neutral Fund holds Common Stocks - Sold Short which have been determined to be Level 3 financial instruments and have been fair valued at $0.
**
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

2.	Security transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

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NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.	Federal income tax

The following information is computed on a tax basis for each item as of January 31, 2017:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund

Tax cost of portfolio investments	$258,435,831	$62,950,470	$9,483,826

Gross unrealized appreciation	$16,969,564	$5,522,129	$295
Gross unrealized depreciation	(8,434,919)	(2,022,862)	(59)

Net unrealized appreciation on investments	$8,534,645	$3,499,267	$236

Net unrealized appreciation on securities sold short	$19,313,280	$-	$-

As of January 31, 2017, the proceeds of securities sold short on a tax basis is $242,230,853 for TFS Market Neutral Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.	Investments in Money Market Mutual Funds

In order to maintain sufficient liquidity to implement investment strategies or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds. As of January 31, 2017, TFS Hedged Futures Fund had 49.2% of the value of its net assets invested in shares of money market mutual funds registered under the Investment Company Act of 1940. As of January 31, 2017, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of assets invested in shares of money market mutual funds.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TFS Capital Investment Trust

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	March 22, 2017

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Financial Officer

Date	March 22, 2017

*	Print the name and title of each signing officer under his or her signature.